UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-01743
The Alger Funds II
(Exact name of registrant as specified in charter)

100 Pearl Street, New York, New York 10004
Registrant's telephone number, including area code:
212-806-8800
Date of fiscal year end:
10/31
Date of reporting period:
October 31, 2024
Item 1. Report to Stockholders.
(a) The registrant’s annual  report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Alger Spectra Fund
Class A / SPECX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger Spectra Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Spectra Fund (Class A / SPECX)	$194	1.52%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Spectra Fund Class A returned 55.61%, excluding sales load, for the fiscal twelve-month period ended October 31, 2024, compared to the 43.42% return of the Russell 3000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Health Care sectors provided the largest contributions to relative performance. NVIDIA Corp.; Meta Platforms Inc; Microsoft Corp.; Amazon.com, Inc.; and Natera, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Consumer Staples sectors were the largest detractors from relative performance. SPDR S&P 500 ETF Trust; Informatica, Inc.; Mobileye Global, Inc.; HubSpot, Inc.; and Edwards Lifesciences Corp. were among the top detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Spectra Fund Class A	47.43%	13.34%	12.67%
Alger Spectra Fund Class A—excluding sales load	55.61%	14.58%	13.28%
Russell 3000 Growth Index	43.42%	18.34%	15.66%
S&P 500 Index	38.02%	15.27%	13.00%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$3,458,761,839
Total number of portfolio holdings[1]	76
Portfolio turnover rate as of the end of the reporting period	49.26%
Total advisory fees paid	$27,376,168
Long portfolio exposure	108.1%
Short portfolio exposure	(8.1)%
Net portfolio exposure	100.0%
Cash	0.0%
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	15.1%
Consumer Discretionary	14.6%
Consumer Staples	(0.1)%
Energy	0.5%
Exchange Traded Funds	(1.5)%
Financials	4.4%
Healthcare	7.6%
Industrials	10.1%
Information Technology	47.0%
Market Indices	(1.2)%
Materials	0.3%
Real Estate	1.5%
Utilities	1.7%
Short-Term Investments and Other Net Assets	0.0%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds II in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger Spectra Fund
Class C / ASPCX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger Spectra Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Spectra Fund (Class C / ASPCX)	$286	2.25%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Spectra Fund Class C returned 54.49%, excluding contingent deferred sales charge, for the fiscal twelve-month period ended October 31, 2024, compared to the 43.42% return of the Russell 3000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Health Care sectors provided the largest contributions to relative performance. NVIDIA Corp.; Meta Platforms Inc; Microsoft Corp.; Amazon.com, Inc.; and Natera, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Consumer Staples sectors were the largest detractors from relative performance. SPDR S&P 500 ETF Trust; Informatica, Inc.; Mobileye Global, Inc.; HubSpot, Inc.; and Edwards Lifesciences Corp. were among the top detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Spectra Fund Class C	53.49%	13.71%	12.60%
Alger Spectra Fund Class C—excluding contingent deferred sales charges	54.49%	13.71%	12.60%
Russell 3000 Growth Index	43.42%	18.34%	15.66%
S&P 500 Index	38.02%	15.27%	13.00%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$3,458,761,839
Total number of portfolio holdings[1]	76
Portfolio turnover rate as of the end of the reporting period	49.26%
Total advisory fees paid	$27,376,168
Long portfolio exposure	108.1%
Short portfolio exposure	(8.1)%
Net portfolio exposure	100.0%
Cash	0.0%
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	15.1%
Consumer Discretionary	14.6%
Consumer Staples	(0.1)%
Energy	0.5%
Exchange Traded Funds	(1.5)%
Financials	4.4%
Healthcare	7.6%
Industrials	10.1%
Information Technology	47.0%
Market Indices	(1.2)%
Materials	0.3%
Real Estate	1.5%
Utilities	1.7%
Short-Term Investments and Other Net Assets	0.0%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds II in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger Spectra Fund
Class I / ASPIX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger Spectra Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Spectra Fund (Class I / ASPIX)	$192	1.50%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Spectra Fund Class I returned 55.59% for the fiscal twelve-month period ended October 31, 2024, compared to the 43.42% return of the Russell 3000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Health Care sectors provided the largest contributions to relative performance. NVIDIA Corp.; Meta Platforms Inc; Microsoft Corp.; Amazon.com, Inc.; and Natera, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Consumer Staples sectors were the largest detractors from relative performance. SPDR S&P 500 ETF Trust; Informatica, Inc.; Mobileye Global, Inc.; HubSpot, Inc.; and Edwards Lifesciences Corp. were among the top detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Spectra Fund Class I	55.59%	14.58%	13.29%
Russell 3000 Growth Index	43.42%	18.34%	15.66%
S&P 500 Index	38.02%	15.27%	13.00%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$3,458,761,839
Total number of portfolio holdings[1]	76
Portfolio turnover rate as of the end of the reporting period	49.26%
Total advisory fees paid	$27,376,168
Long portfolio exposure	108.1%
Short portfolio exposure	(8.1)%
Net portfolio exposure	100.0%
Cash	0.0%
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	15.1%
Consumer Discretionary	14.6%
Consumer Staples	(0.1)%
Energy	0.5%
Exchange Traded Funds	(1.5)%
Financials	4.4%
Healthcare	7.6%
Industrials	10.1%
Information Technology	47.0%
Market Indices	(1.2)%
Materials	0.3%
Real Estate	1.5%
Utilities	1.7%
Short-Term Investments and Other Net Assets	0.0%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds II in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger Spectra Fund
Class Y / ASPYX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger Spectra Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Spectra Fund (Class Y / ASPYX)	$145	1.13%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Spectra Fund Class Y returned 56.15% for the fiscal twelve-month period ended October 31, 2024, compared to the 43.42% return of the Russell 3000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Health Care sectors provided the largest contributions to relative performance. NVIDIA Corp.; Meta Platforms Inc; Microsoft Corp.; Amazon.com, Inc.; and Natera, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Consumer Staples sectors were the largest detractors from relative performance. SPDR S&P 500 ETF Trust; Informatica, Inc.; Mobileye Global, Inc.; HubSpot, Inc.; and Edwards Lifesciences Corp. were among the top detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of Class Y shares of the Fund since its inception. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	Since Inception 12/3/18
Alger Spectra Fund Class Y	56.15%	15.00%	14.63%
Russell 3000 Growth Index	43.42%	18.34%	17.79%
S&P 500 Index	38.02%	15.27%	14.76%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$3,458,761,839
Total number of portfolio holdings[1]	76
Portfolio turnover rate as of the end of the reporting period	49.26%
Total advisory fees paid	$27,376,168
Long portfolio exposure	108.1%
Short portfolio exposure	(8.1)%
Net portfolio exposure	100.0%
Cash	0.0%
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	15.1%
Consumer Discretionary	14.6%
Consumer Staples	(0.1)%
Energy	0.5%
Exchange Traded Funds	(1.5)%
Financials	4.4%
Healthcare	7.6%
Industrials	10.1%
Information Technology	47.0%
Market Indices	(1.2)%
Materials	0.3%
Real Estate	1.5%
Utilities	1.7%
Short-Term Investments and Other Net Assets	0.0%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds II in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger Spectra Fund
Class Z / ASPZX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger Spectra Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Spectra Fund (Class Z / ASPZX)	$152	1.19%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Spectra Fund Class Z returned 56.06% for the fiscal twelve-month period ended October 31, 2024, compared to the 43.42% return of the Russell 3000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Health Care sectors provided the largest contributions to relative performance. NVIDIA Corp.; Meta Platforms Inc; Microsoft Corp.; Amazon.com, Inc.; and Natera, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Consumer Staples sectors were the largest detractors from relative performance. SPDR S&P 500 ETF Trust; Informatica, Inc.; Mobileye Global, Inc.; HubSpot, Inc.; and Edwards Lifesciences Corp. were among the top detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Spectra Fund Class Z	56.06%	14.95%	13.64%
Russell 3000 Growth Index	43.42%	18.34%	15.66%
S&P 500 Index	38.02%	15.27%	13.00%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$3,458,761,839
Total number of portfolio holdings[1]	76
Portfolio turnover rate as of the end of the reporting period	49.26%
Total advisory fees paid	$27,376,168
Long portfolio exposure	108.1%
Short portfolio exposure	(8.1)%
Net portfolio exposure	100.0%
Cash	0.0%
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	15.1%
Consumer Discretionary	14.6%
Consumer Staples	(0.1)%
Energy	0.5%
Exchange Traded Funds	(1.5)%
Financials	4.4%
Healthcare	7.6%
Industrials	10.1%
Information Technology	47.0%
Market Indices	(1.2)%
Materials	0.3%
Real Estate	1.5%
Utilities	1.7%
Short-Term Investments and Other Net Assets	0.0%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
Effective March 1, 2024, Alger Management has contractually agreed to waive and/or reimburse Fund expenses (excluding custody fees, acquired fund fees and expenses, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through October 31, 2025 to the extent necessary to limit other expenses and any other applicable share class-specific expenses of the Class Z Shares of the Fund to 0.34% of the class’s average daily net assets. On October 22, 2024, the Board approved that any fees incurred as a result of the joint special meeting of shareholders would be excluded from the expense reimbursement.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds II in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger Dynamic Opportunities Fund
Class A / SPEDX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger Dynamic Opportunities Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Dynamic Opportunities Fund (Class A / SPEDX)	$236	2.07%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Dynamic Opportunities Fund Class A returned 28.09%, excluding sales load, for the fiscal twelve-month period ended October 31, 2024, compared to the 38.02% return of the S&P 500 Index and the 19.57% return of the HFRI Equity Hedge (Total) Index. During the reporting period, the average allocation to long positions was 85.65% and the average allocation to short positions was -29.60%. The Fund’s average cash allocation, which includes short sale proceeds, was 43.96%.
Based on the net exposure of long and short positions, the Information Technology and Health Care sectors were the largest sector weightings for the reporting period. Industrials was the largest sector overweight and the Information Technology sector was the largest underweight. Long positions, in aggregate, contributed to absolute and relative performance while short positions, in aggregate, detracted from both absolute and relative performance. During the period, exposure of long derivative positions in the S&P 500 Index detracted from both absolute and relative performance, while exposure of short derivative positions in the S&P 500 Index contributed to absolute performance and relative performance.
Contributors to Performance
Based on the net exposure of long and short positions, the Health Care and Industrials sectors provided the largest contributions to relative performance. NVIDIA Corp.; Natera, Inc.; TransDigm Group Inc.; Glaukos Corp; and Spotify Technology were among the top contributors to absolute performance.
Detractors from Performance
Based on the net exposure of short and long positions, the Financials and Information Technology sectors were the largest detractors from relative performance. Snap, Inc.; Nevro Corp.; ACADIA Pharmaceuticals Inc.; Progyny, Inc.; and Flywire Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Dynamic Opportunities Fund Class A	21.35%	9.02%	7.08%
Alger Dynamic Opportunities Fund Class A—excluding sales load	28.09%	10.21%	7.66%
HFRI Equity Hedge (Total) Index	19.57%	8.52%	6.08%
S&P 500 Index	38.02%	15.27%	13.00%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$200,757,210
Total number of portfolio holdings[1]	120
Portfolio turnover rate as of the end of the reporting period	373.89%
Total advisory fees paid	$2,768,283
Long portfolio exposure	83.4%
Short portfolio exposure	(24.5)%
Net portfolio exposure	58.9%
Cash, Short-Term Investments and Other Net Assets	41.1%
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	7.0%
Consumer Discretionary	5.6%
Consumer Staples	(2.0)%
Energy	0.8%
Exchange Traded Funds	(1.2)%
Financials	5.6%
Healthcare	12.3%
Industrials	14.0%
Information Technology	14.7%
Market Indices	(0.3)%
Materials	(1.0)%
Real Estate	2.1%
Utilities	1.3%
Short-Term Investments and Other Net Assets	41.1%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
Effective January 16, 2024, George Ortega was added as portfolio manager of the Fund.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds II in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger Dynamic Opportunities Fund
Class C / ADOCX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger Dynamic Opportunities Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Dynamic Opportunities Fund (Class C / ADOCX)	$321	2.83%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Dynamic Opportunities Fund Class C returned 27.09%, excluding contingent deferred sales charge, for the fiscal twelve-month period ended October 31, 2024, compared to the 38.02% return of the S&P 500 Index and the 19.57% return of the HFRI Equity Hedge (Total) Index. During the reporting period, the average allocation to long positions was 85.65% and the average allocation to short positions was -29.60%. The Fund’s average cash allocation, which includes short sale proceeds, was 43.96%.
Based on the net exposure of long and short positions, the Information Technology and Health Care sectors were the largest sector weightings for the reporting period. Industrials was the largest sector overweight and the Information Technology sector was the largest underweight. Long positions, in aggregate, contributed to absolute and relative performance while short positions, in aggregate, detracted from both absolute and relative performance. During the period, exposure of long derivative positions in the S&P 500 Index detracted from both absolute and relative performance, while exposure of short derivative positions in the S&P 500 Index contributed to absolute performance and relative performance.
Contributors to Performance
Based on the net exposure of long and short positions, the Health Care and Industrials sectors provided the largest contributions to relative performance. NVIDIA Corp.; Natera, Inc.; TransDigm Group Inc.; Glaukos Corp; and Spotify Technology were among the top contributors to absolute performance.
Detractors from Performance
Based on the net exposure of short and long positions, the Financials and Information Technology sectors were the largest detractors from relative performance. Snap, Inc.; Nevro Corp.; ACADIA Pharmaceuticals Inc.; Progyny, Inc.; and Flywire Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Dynamic Opportunities Fund Class C	26.09%	9.37%	7.00%
Alger Dynamic Opportunities Fund Class C—excluding contingent deferred sales charge	27.09%	9.37%	7.00%
HFRI Equity Hedge (Total) Index	19.57%	8.52%	6.08%
S&P 500 Index	38.02%	15.27%	13.00%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$200,757,210
Total number of portfolio holdings[1]	120
Portfolio turnover rate as of the end of the reporting period	373.89%
Total advisory fees paid	$2,768,283
Long portfolio exposure	83.4%
Short portfolio exposure	(24.5)%
Net portfolio exposure	58.9%
Cash, Short-Term Investments and Other Net Assets	41.1%
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	7.0%
Consumer Discretionary	5.6%
Consumer Staples	(2.0)%
Energy	0.8%
Exchange Traded Funds	(1.2)%
Financials	5.6%
Healthcare	12.3%
Industrials	14.0%
Information Technology	14.7%
Market Indices	(0.3)%
Materials	(1.0)%
Real Estate	2.1%
Utilities	1.3%
Short-Term Investments and Other Net Assets	41.1%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
Effective January 16, 2024, George Ortega was added as portfolio manager of the Fund.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds II in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger Dynamic Opportunities Fund
Class Z / ADOZX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger Dynamic Opportunities Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Dynamic Opportunities Fund (Class Z / ADOZX)	$200	1.75%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Dynamic Opportunities Fund Class Z returned 28.54% for the fiscal twelve-month period ended October 31, 2024, compared to the 38.02% return of the S&P 500 Index and the 19.57% return of the HFRI Equity Hedge (Total) Index. During the reporting period, the average allocation to long positions was 85.65% and the average allocation to short positions was -29.60%. The Fund’s average cash allocation, which includes short sale proceeds, was 43.96%.
Based on the net exposure of long and short positions, the Information Technology and Health Care sectors were the largest sector weightings for the reporting period. Industrials was the largest sector overweight and the Information Technology sector was the largest underweight. Long positions, in aggregate, contributed to absolute and relative performance while short positions, in aggregate, detracted from both absolute and relative performance. During the period, exposure of long derivative positions in the S&P 500 Index detracted from both absolute and relative performance, while exposure of short derivative positions in the S&P 500 Index contributed to absolute performance and relative performance.
Contributors to Performance
Based on the net exposure of long and short positions, the Health Care and Industrials sectors provided the largest contributions to relative performance. NVIDIA Corp.; Natera, Inc.; TransDigm Group Inc.; Glaukos Corp; and Spotify Technology were among the top contributors to absolute performance.
Detractors from Performance
Based on the net exposure of short and long positions, the Financials and Information Technology sectors were the largest detractors from relative performance. Snap, Inc.; Nevro Corp.; ACADIA Pharmaceuticals Inc.; Progyny, Inc.; and Flywire Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Dynamic Opportunities Fund Class Z	28.54%	10.51%	7.97%
HFRI Equity Hedge (Total) Index	19.57%	8.52%	6.08%
S&P 500 Index	38.02%	15.27%	13.00%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$200,757,210
Total number of portfolio holdings[1]	120
Portfolio turnover rate as of the end of the reporting period	373.89%
Total advisory fees paid	$2,768,283
Long portfolio exposure	83.4%
Short portfolio exposure	(24.5)%
Net portfolio exposure	58.9%
Cash, Short-Term Investments and Other Net Assets	41.1%
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	7.0%
Consumer Discretionary	5.6%
Consumer Staples	(2.0)%
Energy	0.8%
Exchange Traded Funds	(1.2)%
Financials	5.6%
Healthcare	12.3%
Industrials	14.0%
Information Technology	14.7%
Market Indices	(0.3)%
Materials	(1.0)%
Real Estate	2.1%
Utilities	1.3%
Short-Term Investments and Other Net Assets	41.1%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
Effective January 16, 2024, George Ortega was added as portfolio manager of the Fund.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds II in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger Emerging Markets Fund
Class A / AAEMX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger Emerging Markets Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Emerging Markets Fund (Class A / AAEMX)	$177	1.58%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Emerging Markets Fund Class A returned 23.60%, excluding sales load, for the fiscal twelve-month period ended October 31, 2024, compared to the 25.95% return of the MSCI Emerging Markets Index. During the reporting period, the largest sector weightings were Consumer Discretionary and Information Technology. The largest sector overweight was Consumer Discretionary and the largest sector underweight was Financials.
Contributors to Performance
The Consumer Discretionary and Real Estate sectors provided the largest contributions to relative performance. Taiwan Semiconductor Manufacturing Co., Ltd.; MakeMyTrip Ltd.; Trip.com Group Ltd.; Nu Holdings Ltd.; and MercadoLibre, Inc. were among the top contributors to absolute performance.
Detractors from Performance
The Communication Services and Financials sectors were the largest detractors from relative performance. Samsung Electronics Co., Ltd.; Arcos Dorados Holdings, Inc.; MINISO Group Holding Ltd.; Arca Continental SAB de CV; and Polycab India Ltd. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
China Stimulus Measures	Positive	In September, the Chinese government responded to ongoing economic challenges by announcing coordinated policy easing measures, including interest rate cuts, reduced reserve requirements, increased fiscal spending, and support for the property market, all aimed at stimulating growth and stabilizing the economy.
Global Economic Growth	Positive	Economic growth remained strong throughout the reporting period, with emerging markets countries like India benefiting from strengthened manufacturing and Taiwan benefiting from increased demand for AI-related hardware.
Rising Geopolitical Tensions	Negative	Escalating geopolitical conflicts, particularly in the Middle East, led to some equity market volatility.
Inflationary Pressures	Negative	Persistent inflation in certain regions of the world, such as Brazil, reduced expectations for rate cuts, which dampened investor sentiment to a degree.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Emerging Markets Fund Class A	17.06%	2.69%	2.31%
Alger Emerging Markets Fund Class A—excluding sales load	23.60%	3.80%	2.86%
MSCI Emerging Markets Index	25.95%	4.35%	3.83%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$18,852,889
Total number of portfolio holdings[1]	39
Portfolio turnover rate as of the end of the reporting period	111.97%
Total advisory fees paid	$153,038
[1]	Excludes Money Market Funds.
Geographical Allocation †
Argentina	1.6%
Brazil	8.1%
China	26.0%
Greece	3.3%
Hungary	2.5%
India	16.0%
Indonesia	2.3%
Mexico	2.2%
Philippines	2.5%
Saudi Arabia	1.5%
South Africa	4.2%
South Korea	6.4%
Taiwan	15.4%
Turkey	3.2%
United Arab Emirates	2.5%
United States	1.4%
Short-Term Investments and Net Other Assets	0.9%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
Effective February 1, 2024, Redwood Investments, LLC became sub-adviser to the Fund and Michael Mufson, Ezra Samet, and Donald Smith of Redwood replaced the Fund's previous portfolio managers. No changes were made to the investment objective, principal investment strategies, principal risks or investments restrictions as a result of this change.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds II in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger Emerging Markets Fund
Class C / ACEMX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger Emerging Markets Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Emerging Markets Fund (Class C / ACEMX)	$259	2.33%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Emerging Markets Fund Class C returned 22.60%, excluding contingent deferred sales charge, for the fiscal twelve-month period ended October 31, 2024, compared to the 25.95% return of the MSCI Emerging Markets Index. During the reporting period, the largest sector weightings were Consumer Discretionary and Information Technology. The largest sector overweight was Consumer Discretionary and the largest sector underweight was Financials.
Contributors to Performance
The Consumer Discretionary and Real Estate sectors provided the largest contributions to relative performance. Taiwan Semiconductor Manufacturing Co., Ltd.; MakeMyTrip Ltd.; Trip.com Group Ltd.; Nu Holdings Ltd.; and MercadoLibre, Inc. were among the top contributors to absolute performance.
Detractors from Performance
The Communication Services and Financials sectors were the largest detractors from relative performance. Samsung Electronics Co., Ltd.; Arcos Dorados Holdings, Inc.; MINISO Group Holding Ltd.; Arca Continental SAB de CV; and Polycab India Ltd. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
China Stimulus Measures	Positive	In September, the Chinese government responded to ongoing economic challenges by announcing coordinated policy easing measures, including interest rate cuts, reduced reserve requirements, increased fiscal spending, and support for the property market, all aimed at stimulating growth and stabilizing the economy.
Global Economic Growth	Positive	Economic growth remained strong throughout the reporting period, with emerging markets countries like India benefiting from strengthened manufacturing and Taiwan benefiting from increased demand for AI-related hardware.
Rising Geopolitical Tensions	Negative	Escalating geopolitical conflicts, particularly in the Middle East, led to some equity market volatility.
Inflationary Pressures	Negative	Persistent inflation in certain regions of the world, such as Brazil, reduced expectations for rate cuts, which dampened investor sentiment to a degree.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Emerging Markets Fund Class C	21.60%	3.00%	2.24%
Alger Emerging Markets Fund Class C—excluding contingent deferred sales charges	22.60%	3.00%	2.24%
MSCI Emerging Markets Index	25.95%	4.35%	3.83%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$18,852,889
Total number of portfolio holdings[1]	39
Portfolio turnover rate as of the end of the reporting period	111.97%
Total advisory fees paid	$153,038
[1]	Excludes Money Market Funds.
Geographical Allocation †
Argentina	1.6%
Brazil	8.1%
China	26.0%
Greece	3.3%
Hungary	2.5%
India	16.0%
Indonesia	2.3%
Mexico	2.2%
Philippines	2.5%
Saudi Arabia	1.5%
South Africa	4.2%
South Korea	6.4%
Taiwan	15.4%
Turkey	3.2%
United Arab Emirates	2.5%
United States	1.4%
Short-Term Investments and Net Other Assets	0.9%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
Effective February 1, 2024, Redwood Investments, LLC became sub-adviser to the Fund and Michael Mufson, Ezra Samet, and Donald Smith of Redwood replaced the Fund's previous portfolio managers. No changes were made to the investment objective, principal investment strategies, principal risks or investments restrictions as a result of this change.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds II in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger Emerging Markets Fund
Class I / AIEMX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger Emerging Markets Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Emerging Markets Fund (Class I / AIEMX)	$167	1.49%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Emerging Markets Fund Class I returned 23.68% for the fiscal twelve-month period ended October 31, 2024, compared to the 25.95% return of the MSCI Emerging Markets Index. During the reporting period, the largest sector weightings were Consumer Discretionary and Information Technology. The largest sector overweight was Consumer Discretionary and the largest sector underweight was Financials.
Contributors to Performance
The Consumer Discretionary and Real Estate sectors provided the largest contributions to relative performance. Taiwan Semiconductor Manufacturing Co., Ltd.; MakeMyTrip Ltd.; Trip.com Group Ltd.; Nu Holdings Ltd.; and MercadoLibre, Inc. were among the top contributors to absolute performance.
Detractors from Performance
The Communication Services and Financials sectors were the largest detractors from relative performance. Samsung Electronics Co., Ltd.; Arcos Dorados Holdings, Inc.; MINISO Group Holding Ltd.; Arca Continental SAB de CV; and Polycab India Ltd. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
China Stimulus Measures	Positive	In September, the Chinese government responded to ongoing economic challenges by announcing coordinated policy easing measures, including interest rate cuts, reduced reserve requirements, increased fiscal spending, and support for the property market, all aimed at stimulating growth and stabilizing the economy.
Global Economic Growth	Positive	Economic growth remained strong throughout the reporting period, with emerging markets countries like India benefiting from strengthened manufacturing and Taiwan benefiting from increased demand for AI-related hardware.
Rising Geopolitical Tensions	Negative	Escalating geopolitical conflicts, particularly in the Middle East, led to some equity market volatility.
Inflationary Pressures	Negative	Persistent inflation in certain regions of the world, such as Brazil, reduced expectations for rate cuts, which dampened investor sentiment to a degree.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Emerging Markets Fund Class I	23.68%	3.89%	2.92%
MSCI Emerging Markets Index	25.95%	4.35%	3.83%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$18,852,889
Total number of portfolio holdings[1]	39
Portfolio turnover rate as of the end of the reporting period	111.97%
Total advisory fees paid	$153,038
[1]	Excludes Money Market Funds.
Geographical Allocation †
Argentina	1.6%
Brazil	8.1%
China	26.0%
Greece	3.3%
Hungary	2.5%
India	16.0%
Indonesia	2.3%
Mexico	2.2%
Philippines	2.5%
Saudi Arabia	1.5%
South Africa	4.2%
South Korea	6.4%
Taiwan	15.4%
Turkey	3.2%
United Arab Emirates	2.5%
United States	1.4%
Short-Term Investments and Net Other Assets	0.9%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
Effective February 1, 2024, Redwood Investments, LLC became sub-adviser to the Fund and Michael Mufson, Ezra Samet, and Donald Smith of Redwood replaced the Fund's previous portfolio managers. No changes were made to the investment objective, principal investment strategies, principal risks or investments restrictions as a result of this change.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds II in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger Emerging Markets Fund
Class Z / AZEMX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger Emerging Markets Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Emerging Markets Fund (Class Z / AZEMX)	$113	1.01%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Emerging Markets Fund Class Z returned 24.23% for the fiscal twelve-month period ended October 31, 2024, compared to the 25.95% return of the MSCI Emerging Markets Index. During the reporting period, the largest sector weightings were Consumer Discretionary and Information Technology. The largest sector overweight was Consumer Discretionary and the largest sector underweight was Financials.
Contributors to Performance
The Consumer Discretionary and Real Estate sectors provided the largest contributions to relative performance. Taiwan Semiconductor Manufacturing Co., Ltd.; MakeMyTrip Ltd.; Trip.com Group Ltd.; Nu Holdings Ltd.; and MercadoLibre, Inc. were among the top contributors to absolute performance.
Detractors from Performance
The Communication Services and Financials sectors were the largest detractors from relative performance. Samsung Electronics Co., Ltd.; Arcos Dorados Holdings, Inc.; MINISO Group Holding Ltd.; Arca Continental SAB de CV; and Polycab India Ltd. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
China Stimulus Measures	Positive	In September, the Chinese government responded to ongoing economic challenges by announcing coordinated policy easing measures, including interest rate cuts, reduced reserve requirements, increased fiscal spending, and support for the property market, all aimed at stimulating growth and stabilizing the economy.
Global Economic Growth	Positive	Economic growth remained strong throughout the reporting period, with emerging markets countries like India benefiting from strengthened manufacturing and Taiwan benefiting from increased demand for AI-related hardware.
Rising Geopolitical Tensions	Negative	Escalating geopolitical conflicts, particularly in the Middle East, led to some equity market volatility.
Inflationary Pressures	Negative	Persistent inflation in certain regions of the world, such as Brazil, reduced expectations for rate cuts, which dampened investor sentiment to a degree.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Emerging Markets Fund Class Z	24.23%	4.35%	3.36%
MSCI Emerging Markets Index	25.95%	4.35%	3.83%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$18,852,889
Total number of portfolio holdings[1]	39
Portfolio turnover rate as of the end of the reporting period	111.97%
Total advisory fees paid	$153,038
[1]	Excludes Money Market Funds.
Sector Allocation †
Argentina	1.6%
Brazil	8.1%
China	26.0%
Greece	3.3%
Hungary	2.5%
India	16.0%
Indonesia	2.3%
Mexico	2.2%
Philippines	2.5%
Saudi Arabia	1.5%
South Africa	4.2%
South Korea	6.4%
Taiwan	15.4%
Turkey	3.2%
United Arab Emirates	2.5%
United States	1.4%
Short-Term Investments and Net Other Assets	0.9%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
Effective February 1, 2024, Redwood Investments, LLC became sub-adviser to the Fund and Michael Mufson, Ezra Samet, and Donald Smith of Redwood replaced the Fund's previous portfolio managers. No changes were made to the investment objective, principal investment strategies, principal risks or investments restrictions as a result of this change.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds II in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger Responsible Investing Fund
Class A / SPEGX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger Responsible Investing Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Responsible Investing Fund (Class A / SPEGX)	$137	1.15%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Responsible Investing Fund Class A returned 37.96%, excluding sales load, for the fiscal twelve-month period ended October 31, 2024, compared to the 43.77% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Industrials and the largest sector underweight was Communication Services.
Contributors to Performance
The Industrials and Utilities sectors provided the largest contributions to relative performance. NVIDIA Corp.; Microsoft Corp.; Amazon.com, Inc.; Apple Inc.; and Vertiv Holdings Co. were the top five contributors to absolute performance.
Detractors from Performance
The Communication Services and Health Care sectors were the largest detractors from relative performance. Humana Inc.; Aptiv; NIKE, Inc.; Paycom Software, Inc.; and Mobileye Global, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Responsible Investing Fund Class A	30.70%	14.39%	12.55%
Alger Responsible Investing Fund Class A—excluding sales load	37.96%	15.63%	13.16%
Russell 1000 Growth Index	43.77%	19.00%	16.18%
S&P 500 Index	38.02%	15.27%	13.00%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$95,075,065
Total number of portfolio holdings[1]	64
Portfolio turnover rate as of the end of the reporting period	9.02%
Total advisory fees paid	$658,312
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	9.1%
Consumer Discretionary	12.5%
Consumer Staples	1.9%
Financials	7.1%
Healthcare	8.6%
Industrials	6.8%
Information Technology	49.1%
Materials	1.2%
Real Estate	1.7%
Utilities	1.4%
Short-Term Investments and Other Net Assets	0.6%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
Effective February 29, 2024, Fred Alger Management, LLC has contractually agreed to waive and/or reimburse Fund expenses (excluding custody fees, acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through October 31, 2025 to the extent necessary to limit other expenses and any other applicable share class-specific expenses of the Class A Shares of the Fund to 0.38% of the class’s average daily net assets.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds II in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger Responsible Investing Fund
Class C / AGFCX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger Responsible Investing Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Responsible Investing Fund (Class C / AGFCX)	$240	2.03%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Responsible Investing Fund Class C returned 36.79%, excluding contingent deferred sales charge, for the fiscal twelve-month period ended October 31, 2024, compared to the 43.77% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Industrials and the largest sector underweight was Communication Services.
Contributors to Performance
The Industrials and Utilities sectors provided the largest contributions to relative performance. NVIDIA Corp.; Microsoft Corp.; Amazon.com, Inc.; Apple Inc.; and Vertiv Holdings Co. were the top five contributors to absolute performance.
Detractors from Performance
The Communication Services and Health Care sectors were the largest detractors from relative performance. Humana Inc.; Aptiv; NIKE, Inc.; Paycom Software, Inc.; and Mobileye Global, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Responsible Investing Fund Class C	35.79%	14.72%	12.46%
Alger Responsible Investing Fund Class C—excluding contingent deferred sales charges	36.79%	14.72%	12.46%
Russell 1000 Growth Index	43.77%	19.00%	16.18%
S&P 500 Index	38.02%	15.27%	13.00%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$95,075,065
Total number of portfolio holdings[1]	64
Portfolio turnover rate as of the end of the reporting period	9.02%
Total advisory fees paid	$658,312
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	9.1%
Consumer Discretionary	12.5%
Consumer Staples	1.9%
Financials	7.1%
Healthcare	8.6%
Industrials	6.8%
Information Technology	49.1%
Materials	1.2%
Real Estate	1.7%
Utilities	1.4%
Short-Term Investments and Other Net Assets	0.6%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds II in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger Responsible Investing Fund
Class I / AGIFX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger Responsible Investing Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Responsible Investing Fund (Class I / AGIFX)	$137	1.15%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Responsible Investing Fund Class I returned 38.00% for the fiscal twelve-month period ended October 31, 2024, compared to the 43.77% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Industrials and the largest sector underweight was Communication Services.
Contributors to Performance
The Industrials and Utilities sectors provided the largest contributions to relative performance. NVIDIA Corp.; Microsoft Corp.; Amazon.com, Inc.; Apple Inc.; and Vertiv Holdings Co. were the top five contributors to absolute performance.
Detractors from Performance
The Communication Services and Health Care sectors were the largest detractors from relative performance. Humana Inc.; Aptiv; NIKE, Inc.; Paycom Software, Inc.; and Mobileye Global, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	10 Years
Alger Responsible Investing Fund Class I	38.00%	15.62%	13.17%
Russell 1000 Growth Index	43.77%	19.00%	16.18%
S&P 500 Index	38.02%	15.27%	13.00%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$95,075,065
Total number of portfolio holdings[1]	64
Portfolio turnover rate as of the end of the reporting period	9.02%
Total advisory fees paid	$658,312
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	9.1%
Consumer Discretionary	12.5%
Consumer Staples	1.9%
Financials	7.1%
Healthcare	8.6%
Industrials	6.8%
Information Technology	49.1%
Materials	1.2%
Real Estate	1.7%
Utilities	1.4%
Short-Term Investments and Other Net Assets	0.6%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
Effective February 29, 2024, Fred Alger Management, LLC has contractually agreed to waive and/or reimburse Fund expenses (excluding custody fees, acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through October 31, 2025 to the extent necessary to limit other expenses and any other applicable share class-specific expenses of the Class I Shares of the Fund to 0.38% of the class’s average daily net assets.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds II in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.
Alger Responsible Investing Fund
Class Z / ALGZX
Annual SHAREHOLDER REPORT | October 31, 2024
This annual shareholder report contains important information about the Alger Responsible Investing Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 992-3863.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Responsible Investing Fund (Class Z / ALGZX)	$114	0.96%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Responsible Investing Fund Class Z returned 38.24% for the fiscal twelve-month period ended October 31, 2024, compared to the 43.77% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Industrials and the largest sector underweight was Communication Services.
Contributors to Performance
The Industrials and Utilities sectors provided the largest contributions to relative performance. NVIDIA Corp.; Microsoft Corp.; Amazon.com, Inc.; Apple Inc.; and Vertiv Holdings Co. were the top five contributors to absolute performance.
Detractors from Performance
The Communication Services and Health Care sectors were the largest detractors from relative performance. Humana Inc.; Aptiv; NIKE, Inc.; Paycom Software, Inc.; and Mobileye Global, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, waning cloud optimization pressure, and profit margin expansion from increased productivity and expense control also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve initiated a rate-cutting cycle with a 50-basis point reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Rising Geopolitical Tensions	Negative	Geopolitical conflicts and trade disputes created some uncertainty ahead of the 2024 U.S. presidential election.
Weakening U.S. Labor Market	Negative	In August 2024, equity markets experienced a brief sell-off due to growth concerns following a weaker-than-expected July payrolls report, which raised fears that the Federal Reserve might be slow to respond to slowing economic conditions. The unemployment rate increased to 4.3%, triggering the Sahm rule—a recession indicator that signals a likely recession when the three-month moving average of the unemployment rate rises by at least 50 basis points from its twelve-month low.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of Class Z shares of the Fund since its inception. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of October 31, 2024)	1 Year	5 Years	Since Inception 10/14/16
Alger Responsible Investing Fund Class Z	38.24%	16.03%	16.36%
Russell 1000 Growth Index	43.77%	19.00%	18.76%
S&P 500 Index	38.02%	15.27%	15.00%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2024.
Fund net assets	$95,075,065
Total number of portfolio holdings[1]	64
Portfolio turnover rate as of the end of the reporting period	9.02%
Total advisory fees paid	$658,312
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	9.1%
Consumer Discretionary	12.5%
Consumer Staples	1.9%
Financials	7.1%
Healthcare	8.6%
Industrials	6.8%
Information Technology	49.1%
Materials	1.2%
Real Estate	1.7%
Utilities	1.4%
Short-Term Investments and Other Net Assets	0.6%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective January 29, 2024, the Fund's custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.
Availability of Additional Information
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary or Alger Funds II in writing at Alger Family of Funds, c/o UMB Fund Services, Inc. 235 W. Galena Street Milwaukee, WI 53212.

ITEM 2. CODE OF ETHICS.

(a)	The Registrant has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)	Not applicable

(c)	The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)	The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)	Not applicable

(f)	The Registrant’s Code of Ethics is attached as an Exhibit hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant determined that Charles F. Baird Jr. is an audit committee financial expert (within the meaning of that phrase specified in the instructions to Form N-CSR) on the Registrant's audit committee. Mr. Baird is an "independent" trustee - i.e., he is not an interested person of the Registrant as defined in the 1940 Act, nor has he accepted directly or indirectly any consulting, advisory or other compensatory fee from the Registrant, other than in his capacity as Trustee

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees:

October 31, 2024	$103,320
October 31, 2023	$99,800

(b) Audit-Related Fees: NONE

(c) Tax Fees for tax advice, tax compliance and tax planning:

October 31, 2024	$22,758
October 31, 2023	$22,480

(d) All Other Fees:

October 31, 2024	$26,835
October 31, 2023	$18,749

Other fees include a review and consent for Registrants registration statement filing and a review of the semi-annual financial statements.

(e) 1) Audit Committee Pre-Approval Policies And Procedures:

Audit and non-audit services provided by the Registrant’s independent registered public accounting firm (the “Auditors”) on behalf the Registrant must be pre-approved by the Audit Committee. Non-audit services provided by the Auditors on behalf of the Registrant’s Investment Adviser or any entity controlling, controlled by, or under common control with the Investment Adviser must be pre-approved by the Audit Committee if such non-audit services directly relate to the operations or financial reporting of the Registrant.

2) All fees in item 4(b) through 4(d) above were approved by the Registrants’ Audit Committee.

(f) Not Applicable

(g) Non-Audit Fees:

October31, 2024	$351,512,	€106,362
October31, 2023	$260,680,	€105,649

(h) The audit committee of the board of trustees has considered whether the provision of the non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control, with the adviser that provides ongoing services to the registrant that were not approved pursuant to (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
THE ALGER FUNDS II
ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
October 31, 2024

Table of Contents

THE ALGER FUNDS II

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments October 31, 2024

	SHARES	VALUE
COMMON STOCKS—106.1%
AEROSPACE & DEFENSE—3.6%
HEICO Corp., Cl. A	394,277	$ 75,705,127
TransDigm Group, Inc.	37,501	48,837,552

		124,542,679
ALTERNATIVE CARRIERS—0.2%
Liberty Global, Ltd., Cl. A*	429,905	8,516,418
APPAREL ACCESSORIES & LUXURY GOODS—0.3%
LVMH Moet Hennessy Louis Vuitton SE	13,040	8,680,996
APPAREL RETAIL—0.5%
Burlington Stores, Inc.*	68,867	17,063,177
APPLICATION SOFTWARE—4.7%
Adobe, Inc.*	72,896	34,850,120
AppLovin Corp., Cl. A*	504,510	85,458,949
Autodesk, Inc.*	30,728	8,720,606
Cadence Design Systems, Inc.*	127,408	35,179,897

		164,209,572
ASSET MANAGEMENT & CUSTODY BANKS—0.5%
Blackstone, Inc.	93,129	15,622,390
AUTOMOBILE MANUFACTURERS—1.9%
Ferrari NV	29,286	13,936,622
Tesla, Inc.*	211,894	52,941,716

		66,878,338
BIOTECHNOLOGY—3.8%
Amgen, Inc.	56,217	17,998,435
Ascendis Pharma A/S ADR*	61,561	7,560,922
BioNTech SE ADR*	97,462	11,022,952
Madrigal Pharmaceuticals, Inc.*	29,005	7,522,157
Natera, Inc.*	440,019	53,224,698
Nuvalent, Inc., Cl. A*	82,320	7,284,497
Sarepta Therapeutics, Inc.*	57,797	7,282,422
Vaxcyte, Inc.*	197,595	21,014,228

		132,910,311
BROADLINE RETAIL—11.2%
Amazon.com, Inc.+,*	1,526,379	284,517,046
Coupang, Inc., Cl. A*	999,344	25,773,082
Global-e Online Ltd.*	1,090,519	41,919,550
MercadoLibre, Inc.*	16,636	33,890,526

		386,100,204
BUILDING PRODUCTS—0.8%
Builders FirstSource, Inc.*	72,106	12,358,968
Trex Co., Inc.*	203,341	14,406,710

		26,765,678
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments October 31, 2024  (Continued)

	SHARES	VALUE
COMMON STOCKS—106.1% (CONT.)
CARGO GROUND TRANSPORTATION—0.3%
Old Dominion Freight Line, Inc.	59,212	$ 11,920,560
CASINOS & GAMING—1.9%
DraftKings, Inc., Cl. A*	926,540	32,725,393
Flutter Entertainment PLC*	63,539	14,863,833
Las Vegas Sands Corp.	342,997	17,784,394

		65,373,620
COAL & CONSUMABLE FUELS—0.7%
Cameco Corp.	440,944	23,026,096
CONSTRUCTION & ENGINEERING—0.9%
Quanta Services, Inc.	107,527	32,433,369
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—0.6%
Wabtec Corp.	101,430	19,066,811
CONSTRUCTION MATERIALS—1.0%
Martin Marietta Materials, Inc.	55,351	32,786,611
CONSUMER STAPLES MERCHANDISE RETAIL—0.3%
Walmart, Inc.	144,060	11,805,717
ELECTRIC UTILITIES—1.0%
Constellation Energy Corp.	130,980	34,442,501
ELECTRICAL COMPONENTS & EQUIPMENT—1.7%
Vertiv Holdings Co., Cl. A	550,212	60,132,669
ENVIRONMENTAL & FACILITIES SERVICES—2.6%
GFL Environmental, Inc.	2,157,753	90,194,075
FINANCIAL EXCHANGES & DATA—1.4%
S&P Global, Inc.	99,047	47,578,217
FOOTWEAR—0.2%
On Holding AG, Cl. A*	172,971	8,202,285
HEALTHCARE EQUIPMENT—1.7%
Intuitive Surgical, Inc.*	115,740	58,314,442
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.7%
Talen Energy Corp.*	141,452	25,653,735
INTERACTIVE HOME ENTERTAINMENT—0.6%
Sea Ltd. ADR*	218,290	20,530,174
INTERACTIVE MEDIA & SERVICES—10.6%
Alphabet, Inc., Cl. C+	466,255	80,517,576
Meta Platforms, Inc., Cl. A	446,449	253,395,524
Pinterest, Inc., Cl. A*	1,051,594	33,430,173

		367,343,273
INTERNET SERVICES & INFRASTRUCTURE—0.3%
Cloudflare, Inc., Cl. A*	100,352	8,801,874
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments October 31, 2024  (Continued)

	SHARES	VALUE
COMMON STOCKS—106.1% (CONT.)
MANAGED HEALTHCARE—0.7%
UnitedHealth Group, Inc.	43,626	$ 24,626,877
MOVIES & ENTERTAINMENT—3.9%
Liberty Media Corp. Series C Liberty Formula One*	502,664	40,132,694
Netflix, Inc.*	76,819	58,077,469
Spotify Technology SA*	93,355	35,951,010

		134,161,173
PHARMACEUTICALS—2.0%
Eli Lilly & Co.	83,480	69,266,695
REAL ESTATE SERVICES—0.3%
CoStar Group, Inc.*	139,204	10,132,659
RESEARCH & CONSULTING SERVICES—0.2%
Equifax, Inc.	25,897	6,863,223
SEMICONDUCTORS—21.0%
Advanced Micro Devices, Inc.*	151,993	21,897,632
Astera Labs, Inc.*	612,040	42,940,726
Broadcom, Inc.	545,354	92,584,749
Marvell Technology, Inc.	90,165	7,223,118
Micron Technology, Inc.	31,142	3,103,300
NVIDIA Corp.+	3,661,478	486,097,819
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	383,811	73,131,348

		726,978,692
SYSTEMS SOFTWARE—14.5%
Crowdstrike Holdings, Inc., Cl. A*	64,665	19,197,098
Microsoft Corp.+	1,131,208	459,666,371
ServiceNow, Inc.*	24,695	23,040,188

		501,903,657
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.9%
Apple, Inc.+	1,022,324	230,953,215
Dell Technologies, Inc., Cl. C	59,831	7,396,906

		238,350,121
TRANSACTION & PAYMENT PROCESSING SERVICES—2.6%
Block, Inc.*	257,743	18,639,974
Corpay, Inc.*	15,620	5,150,226
PayPal Holdings, Inc.*	178,108	14,123,964
Visa, Inc., Cl. A	177,217	51,366,348

		89,280,512
TOTAL COMMON STOCKS (Cost $1,674,980,396)		3,670,459,401
PREFERRED STOCKS—0.5%
APPLICATION SOFTWARE—0.3%
SB Technology, Inc. Series E(a),*,@	595,096	10,241,602
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments October 31, 2024  (Continued)

	SHARES	VALUE
PREFERRED STOCKS—0.5% (CONT.)
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),*,@	2,912,012	$ —
DATA PROCESSING & OUTSOURCED SERVICES—0.2%
Chime Financial, Inc.,Series G(a),*,@	188,583	6,711,669
TOTAL PREFERRED STOCKS (Cost $36,371,046)		16,953,271
REAL ESTATE INVESTMENT TRUST—1.2%
DATA CENTER—1.2%
Equinix, Inc.	46,983	42,664,323
(Cost $39,125,351)		42,664,323
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $39,125,351)		42,664,323
SPECIAL PURPOSE VEHICLE—0.3%
DATA PROCESSING & OUTSOURCED SERVICES—0.3%
Crosslink Ventures C, LLC, Cl. A(a),(b),*,@		6,386,562
Crosslink Ventures C, LLC, Cl. B(a),(b),*,@		3,975,309

		10,361,871
TOTAL SPECIAL PURPOSE VEHICLE (Cost $11,925,000)		10,361,871
SHORT-TERM SECURITIES—0.0%
MONEY MARKET FUNDS—0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.72%(c)	87,907	87,907
(Cost $87,907)		87,907

Total Investments (Cost $1,762,489,700)	108.1%	$3,740,526,773
Affiliated Securities (Cost $11,925,000)		10,361,871
Unaffiliated Securities (Cost $1,750,564,700)		3,730,164,902
Securities Sold Short (Proceeds $277,879,610)	(8.1)%	(281,008,669)
Liabilities in Excess of Other Assets	(0.0)%	(756,265)
NET ASSETS	100.0%	$3,458,761,839

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 11 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of October 31, 2024.
*	Non-income producing security.
+	All or a portion of this security is held as collateral for securities sold short.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments October 31, 2024  (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 10/31/2024
Chime Financial, Inc.,Series G	8/24/21	$13,025,390	$6,711,669	0.2%
Crosslink Ventures C, LLC, Cl. A	10/2/20	7,350,000	6,386,562	0.2%
Crosslink Ventures C, LLC, Cl. B	12/16/20	4,575,000	3,975,309	0.1%
Prosetta Biosciences, Inc., Series D	2/6/15	13,104,054	—	0.0%
SB Technology, Inc. Series E	10/23/24	10,241,602	10,241,602	0.3%
Total			$27,315,142	0.8%
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments - Securities Sold Short October 31, 2024

	SHARES	VALUE
COMMON STOCKS—(8.1)%
ADVERTISING—(0.1)%
The Interpublic Group of Cos., Inc.	(179,534)	$(5,278,300)
APPAREL ACCESSORIES & LUXURY GOODS—(0.1)%
PVH Corp.	(29,849)	(2,938,933)
APPAREL RETAIL—(0.1)%
Urban Outfitters, Inc.*	(90,066)	(3,237,873)
APPLICATION SOFTWARE—(0.6)%
Aurora Innovation, Inc., Cl. A*	(1,125,726)	(5,848,147)
Intuit, Inc.	(10,557)	(6,442,937)
LiveRamp Holdings, Inc.*	(131,694)	(3,296,301)
Roper Technologies, Inc.	(5,830)	(3,134,966)

		(18,722,351)
AUTOMOBILE MANUFACTURERS—(0.2)%
General Motors Co.	(108,567)	(5,510,861)
AUTOMOTIVE PARTS & EQUIPMENT—0.0%
QuantumScape Corp., Cl. A*	(337,970)	(1,740,545)
BIOTECHNOLOGY—(0.1)%
Biogen, Inc.*	(15,079)	(2,623,746)
BUILDING PRODUCTS—(0.1)%
A.O. Smith Corp.	(40,971)	(3,076,922)
CASINOS & GAMING—0.0%
MGM Resorts International*	(41,903)	(1,544,964)
COMMODITY CHEMICALS—(0.1)%
Olin Corp.	(70,453)	(2,890,687)
COMMUNICATIONS EQUIPMENT—(0.1)%
Cisco Systems, Inc.	(64,785)	(3,548,274)
DIVERSIFIED CHEMICALS—(0.1)%
The Chemours Co.	(140,580)	(2,552,933)
EXCHANGE TRADED FUND—(0.2)%
Energy Select Sector SPDR Fund	(80,410)	(7,123,522)
HEALTHCARE DISTRIBUTORS—(0.1)%
Patterson Cos., Inc.	(135,232)	(2,841,224)
HEALTHCARE SUPPLIES—0.0%
Align Technology, Inc.*	(4,680)	(959,540)
DENTSPLY SIRONA, Inc.	(46,549)	(1,078,540)

		(2,038,080)
HOTELS RESORTS & CRUISE LINES—(0.3)%
Airbnb, Inc., Cl. A*	(26,000)	(3,504,540)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments - Securities Sold Short October 31, 2024  (Continued)

	SHARES	VALUE
COMMON STOCKS—(8.1)% (CONT.)
HOTELS RESORTS & CRUISE LINES—(0.3)% (CONT.)
Hilton Worldwide Holdings, Inc.	(23,500)	$(5,518,975)

		(9,023,515)
HOTELS, RESTAURANTS & LEISURE—(0.1)%
Booking Holdings, Inc.	(487)	(2,277,334)
HOUSEHOLD PRODUCTS—(0.1)%
The Procter & Gamble Co.	(29,000)	(4,790,220)
HUMAN RESOURCE & EMPLOYMENT SERVICES—(0.1)%
Dayforce, Inc.*	(55,000)	(3,902,250)
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—(0.1)%
Xylem, Inc.	(34,397)	(4,188,867)
IT CONSULTING & OTHER SERVICES—(0.1)%
Cognizant Technology Solutions Corp., Cl.A	(46,437)	(3,463,736)
LIFE SCIENCES TOOLS & SERVICES—(0.1)%
Agilent Technologies, Inc.	(27,000)	(3,518,370)
MARKET INDICES—(2.8)%
Direxion NASDAQ-100 Equal Weighted Index Shares	(376,136)	(33,479,865)
Invesco QQQ Trust Series 1	(28,139)	(13,615,055)
iShares MSCI India ETF	(160,562)	(8,802,009)
SPDR S&P 500 ETF Trust	(33,854)	(19,250,739)
VanEck Semiconductor ETF*	(82,657)	(19,976,544)

		(95,124,212)
METAL, GLASS & PLASTIC CONTAINERS—(0.1)%
Ball Corp.	(79,054)	(4,683,949)
MOVIES & ENTERTAINMENT—(0.1)%
Universal Music Group NV	(140,614)	(3,538,719)
OTHER SPECIALTY RETAIL—(0.2)%
Warby Parker, Inc., Cl.A*	(354,000)	(5,993,220)
PACKAGED FOODS & MEATS—(0.1)%
The Hershey Co.	(19,575)	(3,476,128)
PAPER & PLASTIC PACKAGING PRODUCTS & MATERIALS—(0.1)%
Avery Dennison Corp.	(15,062)	(3,118,286)
PASSENGER AIRLINES—(0.2)%
American Airlines Group, Inc.*	(635,083)	(8,510,112)
PERSONAL CARE PRODUCTS—(0.1)%
Kenvue, Inc.	(163,440)	(3,747,679)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments - Securities Sold Short October 31, 2024  (Continued)

	SHARES	VALUE
COMMON STOCKS—(8.1)% (CONT.)
PHARMACEUTICALS—(0.3)%
Consumer Discretionary Select Sector SPDR Fund	(35,989)	$(7,085,874)
Merck & Co., Inc.	(32,109)	(3,285,393)

		(10,371,267)
RESTAURANTS—(0.4)%
Domino's Pizza, Inc.	(11,248)	(4,653,635)
DoorDash, Inc., Cl. A*	(16,528)	(2,589,938)
Starbucks Corp.	(72,683)	(7,101,129)

		(14,344,702)
SEMICONDUCTOR MATERIALS & EQUIPMENT—(0.1)%
Entegris, Inc.	(32,159)	(3,367,369)
SEMICONDUCTORS—(0.2)%
GLOBALFOUNDRIES, Inc.*	(66,011)	(2,409,401)
Microchip Technology, Inc.	(41,000)	(3,008,170)

		(5,417,571)
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—(0.1)%
PepsiCo, Inc.	(29,000)	(4,816,320)
SPECIALTY CHEMICALS—(0.2)%
Ashland, Inc.	(37,948)	(3,209,262)
Aspen Aerogels, Inc.*	(233,640)	(4,168,138)

		(7,377,400)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—(0.2)%
NetApp, Inc.	(56,968)	(6,568,980)
TRADING COMPANIES & DISTRIBUTORS—(0.1)%
WW Grainger, Inc.	(3,353)	(3,719,248)
TOTAL COMMON STOCKS (Proceeds $277,879,610)		$(281,008,669)
Total Securities Sold Short (Proceeds $277,879,610)		$(281,008,669)

*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments October 31, 2024

	SHARES	VALUE
COMMON STOCKS—81.2%
ADVERTISING—0.2%
The Trade Desk, Inc., Cl. A+,*	4,002	$ 481,080
AEROSPACE & DEFENSE—7.0%
AAR Corp.*	9,437	553,952
Cadre Holdings, Inc.	11,649	405,036
HEICO Corp.+	16,418	4,021,589
HEICO Corp., Cl. A	4,563	876,142
Kratos Defense & Security Solutions, Inc.+,*	18,434	418,820
Loar Holdings, Inc.*	5,460	470,543
StandardAero, Inc.*	572	16,502
TransDigm Group, Inc.+	5,543	7,218,649

		13,981,233
APPAREL ACCESSORIES & LUXURY GOODS—1.0%
Amer Sports, Inc.*	29,666	529,538
Hermes International SCA	259	588,643
Lululemon Athletica, Inc.*	2,837	845,142

		1,963,323
APPAREL RETAIL—1.6%
Aritzia, Inc.*	29,351	945,025
Burlington Stores, Inc.*	2,201	545,342
Victoria's Secret & Co.*	60,014	1,816,023

		3,306,390
APPLICATION SOFTWARE—3.9%
Agilysys, Inc.*	12,690	1,269,508
AppLovin Corp., Cl. A*	6,856	1,161,338
HubSpot, Inc.*	3,764	2,088,229
Intapp, Inc.*	2,199	110,324
nCino, Inc.*	23,543	878,154
PROS Holdings, Inc.*	17,766	351,767
SPS Commerce, Inc.+,*	7,962	1,313,730
Vertex, Inc., Cl. A+,*	16,346	678,522

		7,851,572
ASSET MANAGEMENT & CUSTODY BANKS—3.5%
Hamilton Lane, Inc., Cl. A+	18,113	3,253,819
StepStone Group, Inc., Cl. A+	63,004	3,788,431

		7,042,250
BIOTECHNOLOGY—5.2%
ACADIA Pharmaceuticals, Inc.+,*	149,268	2,177,820
Akero Therapeutics, Inc.*	7,460	229,992
Amgen, Inc.	388	124,222
Ascendis Pharma A/S ADR*	1,916	235,323
Biohaven, Ltd.*	4,732	235,464
BioMarin Pharmaceutical, Inc.+,*	15,189	1,000,803
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments October 31, 2024  (Continued)

	SHARES	VALUE
COMMON STOCKS—81.2% (CONT.)
BIOTECHNOLOGY—5.2% (CONT.)
BioNTech SE ADR*	2,679	$ 302,995
Cabaletta Bio, Inc.+,*	45,958	163,151
Natera, Inc.+,*	42,634	5,157,009
Ultragenyx Pharmaceutical, Inc.*	14,280	728,137

		10,354,916
BROADLINE RETAIL—4.8%
Amazon.com, Inc.+,*	18,957	3,533,585
Coupang, Inc., Cl. A*	53,313	1,374,942
eBay, Inc.	19,062	1,096,256
MercadoLibre, Inc.+,*	825	1,680,674
Ollie's Bargain Outlet Holdings, Inc.+,*	21,768	1,998,955

		9,684,412
BUILDING PRODUCTS—0.7%
Builders FirstSource, Inc.*	6,227	1,067,308
Trex Co., Inc.*	6,340	449,189

		1,516,497
CARGO GROUND TRANSPORTATION—1.5%
Old Dominion Freight Line, Inc.	2,859	575,574
RXO, Inc.*	63,087	1,778,423
XPO, Inc.*	4,987	650,953

		3,004,950
CASINOS & GAMING—0.3%
DraftKings, Inc., Cl. A*	18,483	652,820
COAL & CONSUMABLE FUELS—0.6%
Cameco Corp.	22,704	1,185,603
COMMUNICATIONS EQUIPMENT—0.4%
Arista Networks, Inc.+,*	1,924	743,511
CONSTRUCTION & ENGINEERING—0.6%
Quanta Services, Inc.	3,831	1,155,545
CONSTRUCTION MATERIALS—0.1%
Martin Marietta Materials, Inc.	215	127,353
CONSUMER FINANCE—1.3%
Upstart Holdings, Inc.+,*	53,301	2,594,693
ELECTRIC UTILITIES—0.7%
Constellation Energy Corp.+	5,306	1,395,266
ELECTRICAL COMPONENTS & EQUIPMENT—1.1%
Enovix Corp.*	131,470	1,183,887
Vertiv Holdings Co., Cl. A+	10,228	1,117,818

		2,301,705
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments October 31, 2024  (Continued)

	SHARES	VALUE
COMMON STOCKS—81.2% (CONT.)
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.3%
Novanta, Inc.*	3,279	$ 558,217
ENVIRONMENTAL & FACILITIES SERVICES—3.6%
Casella Waste Systems, Inc., Cl. A+,*	27,012	2,643,935
Montrose Environmental Group, Inc.+,*	76,947	2,029,092
Waste Connections, Inc.+	14,792	2,614,486

		7,287,513
FINANCIAL EXCHANGES & DATA—0.3%
S&P Global, Inc.	1,229	590,362
FOOTWEAR—0.4%
On Holding AG, Cl. A*	17,360	823,211
HEALTHCARE EQUIPMENT—6.3%
Glaukos Corp.+,*	24,429	3,230,735
Impulse Dynamics PLC, Series A(a),*,@	3,485,265	3,067,033
Inmode, Ltd.*	20,452	349,320
Inogen, Inc.*	40,412	352,797
Inspire Medical Systems, Inc.+,*	1,898	370,186
Insulet Corp.+,*	3,678	851,567
Intuitive Surgical, Inc.*	4,465	2,249,646
Tandem Diabetes Care, Inc.*	71,749	2,250,766

		12,722,050
HEALTHCARE FACILITIES—0.3%
Encompass Health Corp.	7,150	711,139
HEALTHCARE SERVICES—0.2%
NeoGenomics, Inc.*	23,577	320,411
HEALTHCARE SUPPLIES—0.7%
Neogen Corp.*	104,968	1,498,943
HEALTHCARE TECHNOLOGY—0.8%
Health Catalyst, Inc.*	148,635	1,154,894
Waystar Holding Corp.*	14,238	406,210

		1,561,104
HEAVY ELECTRICAL EQUIPMENT—0.5%
GE Vernova, Inc.*	3,084	930,319
HOTELS RESORTS & CRUISE LINES—0.5%
Booking Holdings, Inc.	66	308,632
Trip.com Group Ltd. ADR*	12,100	779,240

		1,087,872
HOUSEHOLD APPLIANCES—0.3%
SharkNinja, Inc.	7,032	648,421
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.0%
First Advantage Corp.*	11,464	207,728
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments October 31, 2024  (Continued)

	SHARES	VALUE
COMMON STOCKS—81.2% (CONT.)
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.0% (CONT.)
Paylocity Holding Corp.+,*	9,508	$ 1,754,891

		1,962,619
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.6%
Talen Energy Corp.*	6,700	1,215,112
INTERACTIVE HOME ENTERTAINMENT—1.5%
Sea Ltd. ADR*	23,480	2,208,294
Take-Two Interactive Software, Inc.*	5,351	865,364

		3,073,658
INTERACTIVE MEDIA & SERVICES—3.1%
Meta Platforms, Inc., Cl. A+	9,348	5,305,738
Pinterest, Inc., Cl. A*	26,310	836,395

		6,142,133
INTERNET SERVICES & INFRASTRUCTURE—0.4%
Wix.com Ltd.*	4,973	831,088
LEISURE FACILITIES—0.2%
Planet Fitness, Inc., Cl. A+,*	4,632	363,705
LIFE & HEALTH INSURANCE—0.9%
Oscar Health, Inc., Cl. A*	108,690	1,825,992
LIFE SCIENCES TOOLS & SERVICES—0.1%
Repligen Corp.*	919	123,394
MANAGED HEALTHCARE—0.5%
Progyny, Inc.+,*	67,532	1,016,357
MOVIES & ENTERTAINMENT—3.6%
Netflix, Inc.+,*	4,776	3,610,799
Spotify Technology SA+,*	9,420	3,627,642

		7,238,441
OIL & GAS EQUIPMENT & SERVICES—0.2%
Core Laboratories, Inc.+	17,682	334,190
PASSENGER AIRLINES—0.3%
Joby Aviation, Inc.*	135,291	649,397
PROPERTY & CASUALTY INSURANCE—0.7%
Palomar Holdings, Inc.*	14,927	1,339,997
REAL ESTATE SERVICES—2.5%
FirstService Corp.+	26,975	4,994,961
RESTAURANTS—0.8%
The Cheesecake Factory, Inc.	26,308	1,215,956
Wingstop, Inc.	1,679	483,031

		1,698,987
SEMICONDUCTORS—8.7%
Astera Labs, Inc.*	41,210	2,891,294
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments October 31, 2024  (Continued)

	SHARES	VALUE
COMMON STOCKS—81.2% (CONT.)
SEMICONDUCTORS—8.7% (CONT.)
Broadcom, Inc.+	6,316	$ 1,072,267
Impinj, Inc.*	658	125,013
Lattice Semiconductor Corp.*	4,393	222,549
NVIDIA Corp.+	63,604	8,444,067
Semtech Corp.*	40,166	1,774,936
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	15,563	2,965,374

		17,495,500
SYSTEMS SOFTWARE—4.8%
Crowdstrike Holdings, Inc., Cl. A*	3,548	1,053,295
Microsoft Corp.+	21,081	8,566,264

		9,619,559
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—1.2%
Apple, Inc.+	10,465	2,364,148
TRADING COMPANIES & DISTRIBUTORS—0.8%
SiteOne Landscape Supply, Inc.+,*	3,973	555,187
Transcat, Inc.*	3,181	304,008
United Rentals, Inc.	736	598,221
Xometry, Inc., Cl. A*	4,969	97,790

		1,555,206
TRANSACTION & PAYMENT PROCESSING SERVICES—0.6%
Affirm Holdings Inc*	7,129	312,606
Block, Inc.*	8,287	599,316
Flywire Corp.+,*	12,550	218,621

		1,130,543
TOTAL COMMON STOCKS (Cost $126,948,480)		163,057,668
PREFERRED STOCKS—1.5%
APPLICATION SOFTWARE—1.0%
SB Technology, Inc. Series E(a),*,@	114,903	1,977,481
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),*,@	41,418	—
HEALTHCARE EQUIPMENT—0.5%
Impulse Dynamics PLC, Series F-1(a),*,@	718,468	998,670
TOTAL PREFERRED STOCKS (Cost $2,880,391)		2,976,151
RIGHTS—0.0%
BIOTECHNOLOGY—0.0%
Tolero CDR(a),*,@	126,108	39,094
(Cost $67,638)		39,094
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments October 31, 2024  (Continued)

	SHARES	VALUE
SPECIAL PURPOSE VEHICLE—0.7%
DATA PROCESSING & OUTSOURCED SERVICES—0.7%
Crosslink Ventures C, LLC, Cl. A(a),(b),*,@		$ 803,751
Crosslink Ventures C, LLC, Cl. B(a),(b),*,@		477,906

		1,281,657
TOTAL SPECIAL PURPOSE VEHICLE (Cost $1,475,000)		1,281,657
SHORT-TERM SECURITIES—17.1%
MONEY MARKET FUNDS—8.6%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.72%(c)	17,370,255	17,370,255
(Cost $17,370,255)		17,370,255
U.S. TREASURY OBLIGATIONS—8.5%
United States Treasury Bill, 0.00%, 11/14/24	17,000,000	16,971,270
(Cost $16,971,270)		16,971,270
TOTAL SHORT-TERM SECURITIES (Cost $34,341,525)		34,341,525

Total Investments (Cost $165,713,034)	100.5%	$201,696,095
Affiliated Securities (Cost $1,475,000)		1,281,657
Unaffiliated Securities (Cost $164,238,034)		200,414,438
Securities Sold Short (Proceeds $56,183,135)	(24.5)%	(49,117,450)
Other Assets in Excess of Liabilities	24.0%	48,178,565
NET ASSETS	100.0%	$200,757,210

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 11 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of October 31, 2024.
*	Non-income producing security.
+	All or a portion of this security is held as collateral for securities sold short.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments October 31, 2024  (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 10/31/2024
Crosslink Ventures C, LLC, Cl. A	10/2/20	$925,000	$803,751	0.4%
Crosslink Ventures C, LLC, Cl. B	12/2/20	550,000	477,906	0.3%
Impulse Dynamics PLC, Series A	2/11/22	3,485,265	3,067,033	1.5%
Impulse Dynamics PLC, Series F-1	6/2/23	716,529	998,670	0.5%
Prosetta Biosciences, Inc., Series D	2/6/15	186,381	—	0.0%
SB Technology, Inc. Series E	10/23/24	1,977,481	1,977,481	1.0%
Tolero CDR	2/6/17	67,638	39,094	0.0%
Total			$7,363,935	3.7%
Over the counter - Contracts for difference outstanding as of October 31, 2024:

Contract Amount	Counterparty	Reference Company	Market Value	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
(557,013)	BNP Paribas	SES AI Corp.	$580,148	$580,148	$—	$580,148
Total			$580,148	$580,148	$—	$580,148
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short October 31, 2024

	SHARES	VALUE
COMMON STOCKS—(24.2)%
ADVERTISING—(0.4)%
The Interpublic Group of Cos., Inc.	(28,297)	$(831,932)
AEROSPACE & DEFENSE—(0.1)%
Archer Aviation, Inc., Cl.A*	(36,293)	(114,323)
AIR FREIGHT & LOGISTICS—(0.3)%
United Parcel Service, Inc., Cl.B	(4,495)	(602,600)
APPAREL ACCESSORIES & LUXURY GOODS—(0.2)%
Oxford Industries, Inc.	(5,537)	(402,097)
APPLICATION SOFTWARE—(2.2)%
Confluent, Inc., Cl. A*	(21,089)	(551,899)
Dave, Inc.*	(16,152)	(622,821)
Elastic NV*	(5,399)	(433,162)
Procore Technologies, Inc.*	(7,667)	(503,338)
Salesforce, Inc.	(2,084)	(607,215)
SoundHound AI, Inc., Cl. A*	(145,328)	(731,000)
Unity Software, Inc.*	(20,628)	(414,210)
Workday, Inc., Cl. A*	(1,755)	(410,407)

		(4,274,052)
AUTOMOBILE MANUFACTURERS—(1.4)%
Fisker, Inc.*	(55,316)	0
General Motors Co.	(14,673)	(744,801)
Lucid Group, Inc.*	(505,690)	(1,117,575)
Rivian Automotive, Inc. , Cl. A*	(20,424)	(206,282)
Thor Industries Inc	(6,749)	(702,436)

		(2,771,094)
AUTOMOTIVE PARTS & EQUIPMENT—(0.4)%
Mobileye Global, Inc., Cl. A*	(31,632)	(430,511)
QuantumScape Corp., Cl. A*	(77,745)	(400,387)

		(830,898)
BIOTECHNOLOGY—(0.1)%
Twist Bioscience Corp.*	(7,213)	(291,117)
BUILDING PRODUCTS—(0.2)%
A.O. Smith Corp.	(5,327)	(400,058)
COMMODITY CHEMICALS—(0.7)%
PureCycle Technologies, Inc.*	(103,852)	(1,352,153)
CONSTRUCTION & ENGINEERING—(0.7)%
Ameresco, Inc., Cl.A*	(48,339)	(1,487,391)
ELECTRICAL COMPONENTS & EQUIPMENT—(0.1)%
Freyr Battery, Inc.*	(198,813)	(192,849)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short October 31, 2024  (Continued)

	SHARES	VALUE
COMMON STOCKS—(24.2)% (CONT.)
ELECTRONIC EQUIPMENT & INSTRUMENTS—(0.1)%
SmartRent, Inc.*	(116,662)	$(197,159)
ELECTRONIC MANUFACTURING SERVICES—(0.2)%
IPG Photonics Corp.*	(4,825)	(390,632)
FOOD RETAIL—(0.3)%
Maplebear, Inc.*	(13,893)	(612,681)
HEALTHCARE DISTRIBUTORS—(0.3)%
Cencora, Inc.	(2,681)	(611,482)
HEALTHCARE EQUIPMENT—(0.1)%
IDEXX Laboratories, Inc.*	(718)	(292,169)
HEALTHCARE FACILITIES—(0.1)%
Universal Health Services, Inc., Cl.B	(1,468)	(299,927)
HEALTHCARE SERVICES—(0.3)%
23andMe Holding Co., Cl. A*	(25,272)	(117,515)
CVS Health Corp.	(5,404)	(305,110)
DocGo, Inc.*	(4,671)	(16,395)

		(439,020)
HEALTHCARE SUPPLIES—(0.7)%
Align Technology, Inc.*	(3,015)	(618,165)
STAAR Surgical Co.*	(26,155)	(758,233)

		(1,376,398)
HEALTHCARE TECHNOLOGY—(0.1)%
Simulations Plus, Inc.	(10,976)	(298,767)
HOMEFURNISHING RETAIL—(0.2)%
Wayfair, Inc., Cl.A*	(8,377)	(358,787)
HOTELS RESORTS & CRUISE LINES—(0.8)%
Airbnb, Inc., Cl. A*	(4,451)	(599,950)
Expedia Group, Inc.*	(1,840)	(287,610)
MakeMyTrip, Ltd.*	(5,834)	(592,093)
Soho House & Co., Inc.*	(42,981)	(228,229)

		(1,707,882)
HOUSEHOLD PRODUCTS—(0.3)%
The Clorox Co.	(3,697)	(586,159)
HUMAN RESOURCE & EMPLOYMENT SERVICES—(0.2)%
Dayforce, Inc.*	(4,744)	(336,587)
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—(0.9)%
Desktop Metal, Inc., Cl. A*	(774)	(3,801)
Kadant, Inc.	(2,699)	(898,929)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short October 31, 2024  (Continued)

	SHARES	VALUE
COMMON STOCKS—(24.2)% (CONT.)
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—(0.9)% (CONT.)
Symbotic, Inc.*	(37,935)	$(1,054,214)
Velo3D, Inc.*	(11,253)	(11,365)

		(1,968,309)
INTERACTIVE MEDIA & SERVICES—(0.3)%
Rumble, Inc.*	(86,213)	(503,484)
INTERNET SERVICES & INFRASTRUCTURE—(0.2)%
Snowflake, Inc., Cl.A*	(3,694)	(424,145)
IT CONSULTING & OTHER SERVICES—(0.9)%
Globant SA*	(8,739)	(1,834,229)
LIFE SCIENCES TOOLS & SERVICES—(0.3)%
Fortrea Holdings, Inc.*	(29,832)	(501,774)
Medpace Holdings, Inc.*	(738)	(231,894)

		(733,668)
MANAGED HEALTHCARE—(0.2)%
Molina Healthcare, Inc.*	(1,031)	(331,178)
MARKET INDICES—(1.6)%
iShares China Large-Cap ETF	(22,466)	(709,027)
KraneShares CSI China Internet ETF	(36,774)	(1,184,123)
Xtrackers Harvest CSI 300 China A-Shares ETF	(44,119)	(1,210,625)

		(3,103,775)
METAL, GLASS & PLASTIC CONTAINERS—(0.2)%
Ball Corp.	(8,155)	(483,184)
MOVIES & ENTERTAINMENT—(0.7)%
Sphere Entertainment Co.*	(6,727)	(281,256)
Vivid Seats, Inc., Cl. A*	(13,669)	(55,633)
Warner Music Group Corp., Cl. A	(36,722)	(1,173,635)

		(1,510,524)
OTHER SPECIALTY RETAIL—(0.3)%
Warby Parker, Inc., Cl.A*	(36,206)	(612,968)
PACKAGED FOODS & MEATS—(0.3)%
The Kraft Heinz Co.	(16,343)	(546,837)
PROPERTY & CASUALTY INSURANCE—(0.7)%
Chubb, Ltd.	(1,463)	(413,210)
Lemonade, Inc.*	(45,835)	(1,089,498)

		(1,502,708)
REAL ESTATE OPERATING COMPANIES—(0.1)%
Seritage Growth Properties, Cl.A*	(51,728)	(216,740)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short October 31, 2024  (Continued)

	SHARES	VALUE
COMMON STOCKS—(24.2)% (CONT.)
REAL ESTATE SERVICES—(0.1)%
Opendoor Technologies, Inc.*	(59,125)	$(103,469)
REGIONAL BANKS—(0.9)%
Bank OZK	(42,295)	(1,850,406)
RESEARCH & CONSULTING SERVICES—(0.3)%
Franklin Covey Co.*	(12,979)	(516,694)
RESTAURANTS—(1.1)%
Dutch Bros, Inc., Cl. A*	(13,479)	(446,424)
First Watch Restaurant Group, Inc.*	(38,211)	(649,396)
Starbucks Corp.	(12,304)	(1,202,101)

		(2,297,921)
SEMICONDUCTOR MATERIALS & EQUIPMENT—(1.1)%
Enphase Energy, Inc.*	(4,336)	(360,061)
Entegris, Inc.	(8,113)	(849,512)
iShares Semiconductor ETF	(4,769)	(1,040,882)

		(2,250,455)
SEMICONDUCTORS—(1.1)%
indie Semiconductor, Inc., Cl. A*	(70,511)	(233,391)
Microchip Technology, Inc.	(9,632)	(706,700)
NXP Semiconductors NV	(3,051)	(715,459)
ON Semiconductor Corp.*	(5,608)	(395,308)

		(2,050,858)
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—(1.1)%
Celsius Holdings, Inc.*	(11,699)	(351,906)
Monster Beverage Corp.*	(22,921)	(1,207,478)
PepsiCo, Inc.	(3,886)	(645,387)

		(2,204,771)
SPECIALTY CHEMICALS—(0.1)%
Aspen Aerogels, Inc.*	(15,396)	(274,665)
SYSTEMS SOFTWARE—(0.5)%
Fortinet, Inc.*	(7,276)	(572,330)
Gitlab, Inc., Cl. A*	(6,476)	(348,085)

		(920,415)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—(0.4)%
Logitech International SA	(3,946)	(322,388)
Super Micro Computer, Inc.*	(17,243)	(501,944)

		(824,332)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short October 31, 2024  (Continued)

	SHARES	VALUE
COMMON STOCKS—(24.2)% (CONT.)
TRADING COMPANIES & DISTRIBUTORS—(0.3)%
WW Grainger, Inc.	(490)	$(543,523)
TOTAL COMMON STOCKS (Proceeds $55,693,072)		$(48,667,472)
REAL ESTATE INVESTMENT TRUST—(0.3)%
DIVERSIFIED—(0.1)%
Empire State Realty Trust, Inc.	(9,953)	(105,502)
HOTEL & RESORT REITS—(0.2)%
Park Hotels & Resorts, Inc.	(21,701)	(301,427)
OFFICE—0.0%
Paramount Group, Inc.	(8,876)	(43,049)
TOTAL REAL ESTATE INVESTMENT TRUST (Proceeds $490,063)		$(449,978)
Total Securities Sold Short (Proceeds $56,183,135)		$(49,117,450)

*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments October 31, 2024

	SHARES	VALUE
COMMON STOCKS—99.1%
ARGENTINA—1.6%
RESTAURANTS—1.6%
Arcos Dorados Holdings, Inc., Cl. A	34,053	$ 300,007
(Cost $436,594)
BRAZIL—8.1%
BROADLINE RETAIL—2.5%
MercadoLibre, Inc.*	227	462,440
DIVERSIFIED BANKS—3.1%
NU Holdings, Ltd., Cl. A*	39,083	589,762
ENVIRONMENTAL & FACILITIES SERVICES—1.0%
Orizon Valorizacao de Residuos SA*	23,585	189,548
OIL & GAS EXPLORATION & PRODUCTION—1.5%
PRIO SA	40,624	288,259

TOTAL BRAZIL (Cost $907,553)		1,530,009
CHINA—26.0%
APPAREL ACCESSORIES & LUXURY GOODS—3.1%
ANTA Sports Products, Ltd.	53,925	575,552
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—2.4%
Weichai Power Co., Ltd., Cl. H	304,506	460,128
HOTELS RESORTS & CRUISE LINES—4.6%
Trip.com Group Ltd. ADR*	13,493	868,949
INTERACTIVE MEDIA & SERVICES—7.1%
Kuaishou Technology, Cl. B*	53,957	317,969
Tencent Holdings, Ltd.	19,700	1,027,200
		1,345,169
PERSONAL CARE PRODUCTS—3.1%
Proya Cosmetics Co., Ltd., Cl. A	43,776	590,264
RESTAURANTS—4.1%
Meituan, Cl. B*	32,600	770,350
SEMICONDUCTOR MATERIALS & EQUIPMENT—1.6%
NAURA Technology Group Co., Ltd., Cl. A	5,300	291,753

TOTAL CHINA (Cost $4,581,680)		4,902,165
GREECE—3.3%
CASINOS & GAMING—1.7%
OPAP SA	18,856	322,157
INDUSTRIAL CONGLOMERATES—1.6%
Metlen Energy & Metals SA	8,725	306,522

TOTAL GREECE (Cost $556,076)		628,679
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments October 31, 2024  (Continued)

	SHARES	VALUE
COMMON STOCKS—99.1% (CONT.)
HUNGARY—2.5%
PHARMACEUTICALS—2.5%
Richter Gedeon Nyrt	16,283	$ 470,622
(Cost $449,827)
INDIA—16.0%
AEROSPACE & DEFENSE—2.5%
Bharat Electronics, Ltd.	137,503	464,155
DIVERSIFIED BANKS—3.2%
ICICI Bank, Ltd. ADR	20,036	609,294
HOTELS RESORTS & CRUISE LINES—2.4%
MakeMyTrip, Ltd.*	4,424	448,992
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—1.9%
JSW Energy, Ltd.	44,912	362,049
IT CONSULTING & OTHER SERVICES—2.3%
HCL Technologies, Ltd.	20,500	428,955
MOTORCYCLE MANUFACTURERS—1.9%
TVS Motor Co., Ltd.	11,877	351,557
RESTAURANTS—1.8%
Zomato, Ltd.*	121,240	347,838

TOTAL INDIA (Cost $2,212,870)		3,012,840
INDONESIA—2.3%
DIVERSIFIED BANKS—2.3%
PT Bank Central Asia Tbk	669,481	437,221
(Cost $419,531)
MEXICO—2.2%
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—2.2%
Arca Continental SAB de CV	49,218	419,852
(Cost $554,449)
PHILIPPINES—2.5%
MARINE PORTS & SERVICES—2.5%
International Container Terminal Services, Inc.	69,947	475,343
(Cost $312,947)
SAUDI ARABIA—1.5%
LEISURE FACILITIES—1.5%
Leejam Sports Co. JSC	5,449	275,296
(Cost $190,431)
SOUTH AFRICA—4.2%
DIVERSIFIED BANKS—3.0%
Capitec Bank Holdings, Ltd.	3,114	562,547
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments October 31, 2024  (Continued)

	SHARES	VALUE
COMMON STOCKS—99.1% (CONT.)
SOUTH AFRICA—4.2% (CONT.)
FOOD DISTRIBUTORS—1.2%
Bid Corp., Ltd.	9,343	$ 221,068

TOTAL SOUTH AFRICA (Cost $567,839)		783,615
SOUTH KOREA—6.4%
HEALTHCARE EQUIPMENT—1.0%
Classys, Inc.	5,071	185,035
LIFE SCIENCES TOOLS & SERVICES—2.4%
Samsung Biologics Co., Ltd.(a),*	633	457,811
SEMICONDUCTORS—3.0%
SK Hynix, Inc.	4,346	568,951

TOTAL SOUTH KOREA (Cost $1,352,694)		1,211,797
TAIWAN—15.4%
SEMICONDUCTORS—13.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	52,900	1,658,917
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,488	855,144
		2,514,061
ELECTRONIC COMPONENTS—2.1%
E Ink Holdings, Inc.	42,413	396,952

TOTAL TAIWAN (Cost $1,662,033)		2,911,013
TURKEY—3.2%
FOOD RETAIL—1.6%
BIM Birlesik Magazalar AS	22,803	311,140
HEALTHCARE FACILITIES—1.6%
MLP Saglik Hizmetleri AS*	29,415	297,884

TOTAL TURKEY (Cost $497,734)		609,024
UNITED ARAB EMIRATES—2.5%
DIVERSIFIED REAL ESTATE ACTIVITIES—2.5%
Aldar Properties PJSC	222,710	461,635
(Cost $306,938)
UNITED STATES—1.4%
CONSUMER STAPLES MERCHANDISE RETAIL—1.4%
PriceSmart, Inc.	3,137	260,622
(Cost $280,561)
TOTAL COMMON STOCKS (Cost $15,289,757)		18,689,740
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments October 31, 2024  (Continued)

MONEY MARKET FUNDS—1.4%
UNITED STATES—1.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.72%(b)	257,902	$ 257,902
(Cost $257,902)

Total Investments (Cost $15,547,659)	100.5%	$18,947,642
Unaffiliated Securities (Cost $15,547,659)		18,947,642
Liabilities in Excess of Other Assets	(0.5)%	(94,753)
NET ASSETS	100.0%	$18,852,889

ADR	American Depositary Receipts

(a)
Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities represent 2.4% of the net assets of the Fund.

(b)	Rate shown reflects 7-day effective yield as of October 31, 2024.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND
Schedule of Investments October 31, 2024

	SHARES	VALUE
COMMON STOCKS—97.8%
APPAREL ACCESSORIES & LUXURY GOODS—0.3%
Lululemon Athletica, Inc.*	901	$ 268,408
APPLICATION SOFTWARE—5.7%
Adobe, Inc.*	4,697	2,245,542
AppLovin Corp., Cl. A*	4,355	737,694
Autodesk, Inc.*	2,604	739,015
Intuit, Inc., Cl. A	950	579,785
Salesforce, Inc.	3,939	1,147,706

		5,449,742
AUTOMOBILE MANUFACTURERS—0.9%
Tesla, Inc.*	3,356	838,497
BIOTECHNOLOGY—3.4%
AbbVie, Inc.	3,117	635,463
Amgen, Inc.	2,109	675,217
BioNTech SE ADR*	1,637	185,144
Vaxcyte, Inc.*	4,005	425,932
Vertex Pharmaceuticals, Inc.*	2,810	1,337,504

		3,259,260
BROADLINE RETAIL—8.3%
Amazon.com, Inc.*	35,315	6,582,716
MercadoLibre, Inc.*	626	1,275,275

		7,857,991
BUILDING PRODUCTS—0.4%
Allegion PLC	2,928	408,837
CARGO GROUND TRANSPORTATION—0.3%
Old Dominion Freight Line, Inc.	1,522	306,409
ELECTRIC UTILITIES—1.4%
Constellation Energy Corp.	2,939	772,840
NextEra Energy, Inc.	7,437	589,382

		1,362,222
ELECTRICAL COMPONENTS & EQUIPMENT—2.7%
Eaton Corp. PLC	1,994	661,170
NEXTracker, Inc., Cl. A*	6,913	275,276
Vertiv Holdings Co., Cl. A	14,930	1,631,700

		2,568,146
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.4%
Trimble, Inc.*	5,902	357,071
ELECTRONIC MANUFACTURING SERVICES—1.4%
Flex, Ltd.*	38,995	1,351,957
ENVIRONMENTAL & FACILITIES SERVICES—1.4%
Tetra Tech, Inc.	14,330	700,450
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND
Schedule of Investments October 31, 2024  (Continued)

	SHARES	VALUE
COMMON STOCKS—97.8% (CONT.)
ENVIRONMENTAL & FACILITIES SERVICES—1.4% (CONT.)
Veralto Corp.	6,277	$ 641,447

		1,341,897
FINANCIAL EXCHANGES & DATA—1.6%
S&P Global, Inc.	3,245	1,558,768
FOOTWEAR—0.9%
NIKE, Inc., Cl. B	5,349	412,568
On Holding AG, Cl. A*	10,061	477,093

		889,661
HEALTHCARE EQUIPMENT—0.7%
Intuitive Surgical, Inc.*	1,317	663,557
HEAVY ELECTRICAL EQUIPMENT—0.5%
GE Vernova, Inc.*	1,631	492,007
HOME IMPROVEMENT RETAIL—1.7%
The Home Depot, Inc.	4,183	1,647,056
HOUSEHOLD PRODUCTS—1.0%
The Procter & Gamble Co.	5,649	933,102
INDUSTRIAL GASES—0.7%
Air Products & Chemicals, Inc.	2,251	699,003
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—0.5%
Xylem, Inc.	4,202	511,720
INTERACTIVE MEDIA & SERVICES—6.4%
Alphabet, Inc., Cl. A	16,160	2,765,137
Alphabet, Inc., Cl. C	11,801	2,037,915
Pinterest, Inc., Cl. A*	38,735	1,231,386

		6,034,438
INVESTMENT BANKING & BROKERAGE—1.2%
Morgan Stanley	10,053	1,168,661
IT CONSULTING & OTHER SERVICES—0.7%
Accenture PLC, Cl. A	1,947	671,365
LIFE SCIENCES TOOLS & SERVICES—1.7%
Agilent Technologies, Inc.	4,352	567,109
Danaher Corp.	4,288	1,053,390

		1,620,499
MANAGED HEALTHCARE—1.2%
UnitedHealth Group, Inc.	1,965	1,109,242
MOVIES & ENTERTAINMENT—2.7%
Netflix, Inc.*	2,283	1,726,016
Spotify Technology SA*	2,239	862,239

		2,588,255
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND
Schedule of Investments October 31, 2024  (Continued)

	SHARES	VALUE
COMMON STOCKS—97.8% (CONT.)
PASSENGER GROUND TRANSPORTATION—0.4%
Uber Technologies, Inc.*	4,939	$ 355,855
PHARMACEUTICALS—1.6%
Merck & Co., Inc.	8,056	824,290
Zoetis, Inc.	3,782	676,146

		1,500,436
RAIL TRANSPORTATION—0.6%
Union Pacific Corp.	2,279	528,887
RESTAURANTS—0.5%
Starbucks Corp.	4,304	420,501
SEMICONDUCTOR MATERIALS & EQUIPMENT—2.9%
ASML Holding NV ADR	1,578	1,061,284
Lam Research Corp.	22,520	1,674,362

		2,735,646
SEMICONDUCTORS—17.0%
Advanced Micro Devices, Inc.*	2,816	405,701
First Solar, Inc.*	2,667	518,678
Marvell Technology, Inc.	6,487	519,674
NVIDIA Corp.	102,308	13,582,410
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,967	1,136,952

		16,163,415
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—0.9%
PepsiCo, Inc.	5,002	830,732
SPECIALTY CHEMICALS—0.5%
Ecolab, Inc.	1,935	475,488
SYSTEMS SOFTWARE—13.4%
Microsoft Corp.	29,846	12,127,922
Oracle Corp.	3,338	560,250

		12,688,172
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.7%
Apple, Inc.	32,274	7,291,019
TRANSACTION & PAYMENT PROCESSING SERVICES—4.2%
Visa, Inc., Cl. A	13,854	4,015,582
TOTAL COMMON STOCKS (Cost $26,379,652)		92,963,504
REAL ESTATE INVESTMENT TRUST—1.6%
DATA CENTER—0.9%
Equinix, Inc.	964	875,389
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND
Schedule of Investments October 31, 2024  (Continued)

	SHARES	VALUE
REAL ESTATE INVESTMENT TRUST—1.6% (CONT.)
INDUSTRIAL—0.7%
Prologis, Inc.	6,253	$ 706,214
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $915,926)		1,581,603
SHORT-TERM SECURITIES—0.4%
MONEY MARKET FUNDS—0.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.72%(a)	340,406	340,406
(Cost $340,406)		340,406

Total Investments (Cost $27,635,984)	99.8%	$94,885,513
Unaffiliated Securities (Cost $27,635,984)		94,885,513
Other Assets in Excess of Liabilities	0.2%	189,552
NET ASSETS	100.0%	$95,075,065

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of October 31, 2024.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS II
Statements of Assets and Liabilities October 31, 2024

	Alger Spectra Fund	Alger Dynamic Opportunities Fund
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments	$3,730,164,902	$200,414,438
Investments in affiliated securities, at value (Identified cost below)** see accompanying schedules of investments	10,361,871	1,281,657
Cash collateral held for short sales	—	47,831,550
OTC contracts for difference, at value	—	580,148
Receivable for investment securities sold	16,112,098	1,421,371
Receivable for shares of beneficial interest sold	1,216,372	55,884
Dividends and interest receivable	671,600	144,224
Receivable from Investment Manager	60,591	—
Total Assets	3,758,587,434	251,729,272
Liabilities:
Payable for investment securities purchased	—	1,356,313
Payable for shares of beneficial interest redeemed	2,515,370	153,861
Securities sold short, at value	281,008,669	49,117,450
Due to broker	12,397,412	—
Accrued investment advisory fees	2,487,105	207,500
Accrued distribution fees — Note 3	446,659	14,326
Accrued shareholder administrative fees	37,878	1,971
Accrued administrative fees	81,877	4,755
Accrued transfer agent fees	271,386	8,985
Accrued fund accounting fees	208,914	29,039
Accrued printing fees	161,800	9,462
Dividends payable	81,495	22,679
Accrued custodian fees	26,565	9,751
Accrued trustee fees	20,583	1,255
Accrued professional fees	18,096	12,930
Interest payable	—	11,582
Accrued other expenses	61,786	10,203
Total Liabilities	299,825,595	50,972,062
NET ASSETS	$3,458,761,839	$200,757,210
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	1,344,549,932	209,340,624
Distributable earnings (Distributions in excess of earnings)	2,114,211,907	(8,583,414)
NET ASSETS	$3,458,761,839	$200,757,210
* Identified cost	$1,750,564,700 (a)	$164,238,034 (b)
** Identified cost	$11,925,000 (a)	$1,475,000 (b)
‡ Proceeds received on short sales	$277,879,610	$56,183,135

See Notes to Financial Statements.

THE ALGER FUNDS II
Statements of Assets and Liabilities October 31, 2024 (Continued)

	Alger Spectra Fund	Alger Dynamic Opportunities Fund
NET ASSETS BY CLASS:
Class A	$1,283,586,669	$35,437,197
Class C	$168,019,504	$7,673,795
Class I	$123,753,864	$—
Class Y	$22,868,913	$—
Class Z	$1,860,532,889	$157,646,218
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 6:
Class A	46,713,954	1,806,961
Class C	7,687,204	445,550
Class I	4,420,734	—
Class Y	772,746	—
Class Z	63,117,577	7,674,892
NET ASSET VALUE PER SHARE:
Class A	$27.48	$19.61
Class A - Offering Price Per Share (includes a 5.25% sales charge)	$29.00	$20.70
Class C	$21.86	$17.22
Class I	$27.99	$—
Class Y	$29.59	$—
Class Z	$29.48	$20.54

(a)
At October 31, 2024, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,821,229,777, amounted to $1,916,078,562, which consisted of aggregate gross unrealized appreciation of
$2,001,844,503, and aggregate gross unrealized depreciation of $85,765,941.

(b)
At October 31, 2024, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $171,733,122, amounted to $37,608,550, which consisted of aggregate gross unrealized appreciation of
$49,795,266, and aggregate gross unrealized depreciation of $12,186,716.

See Notes to Financial Statements.

THE ALGER FUNDS II
Statements of Assets and Liabilities October 31, 2024 (Continued)

	Alger Emerging Markets Fund	Alger Responsible Investing Fund
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments	$18,947,642	$94,885,513
Cash	13	32
Foreign cash †	2	—
Receivable for investment securities sold	—	295,255
Receivable for shares of beneficial interest sold	1,074	13,914
Dividends and interest receivable	7,524	33,132
Receivable from Investment Manager	59,517	59,585
Total Assets	19,015,772	95,287,431
Liabilities:
Payable for shares of beneficial interest redeemed	324	84,917
Accrued investment advisory fees	12,608	58,855
Accrued distribution fees — Note 3	1,533	13,197
Accrued shareholder administrative fees	196	1,115
Accrued administrative fees	462	2,280
Accrued transfer agent fees	1,581	11,800
Accrued fund accounting fees	19,847	15,782
Accrued printing fees	932	4,570
Accrued custodian fees	7,890	1,123
Accrued trustee fees	124	589
Accrued professional fees	12,813	9,171
Foreign capital gain tax payable	102,323	—
Accrued other expenses	2,250	8,967
Total Liabilities	162,883	212,366
NET ASSETS	$18,852,889	$95,075,065
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	28,405,614	24,389,397
Distributable earnings (Distributions in excess of earnings)	(9,552,725)	70,685,668
NET ASSETS	$18,852,889	$95,075,065
* Identified cost	$15,547,659 (c)	$27,635,984 (d)
† Cost of foreign cash	$2	$—

See Notes to Financial Statements.

THE ALGER FUNDS II
Statements of Assets and Liabilities October 31, 2024 (Continued)

	Alger Emerging Markets Fund	Alger Responsible Investing Fund
NET ASSETS BY CLASS:
Class A	$4,289,410	$49,112,821
Class C	$586,769	$1,659,357
Class I	$322,278	$5,154,140
Class Z	$13,654,432	$39,148,747
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 6:
Class A	388,054	2,714,987
Class C	57,512	111,092
Class I	29,384	285,709
Class Z	1,207,856	2,083,923
NET ASSET VALUE PER SHARE:
Class A	$11.05	$18.09
Class A - Offering Price Per Share (includes a 5.25% sales charge)	$11.66	$19.09
Class C	$10.20	$14.94
Class I	$10.97	$18.04
Class Z	$11.30	$18.79

(c)
At October 31, 2024, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $15,634,382, amounted to $3,224,755, which consisted of aggregate gross unrealized appreciation of $4,354,583, and aggregate gross unrealized depreciation of $1,129,828.

(d)
At October 31, 2024, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $27,700,645, amounted to $67,183,601, which consisted of aggregate gross unrealized appreciation of
$67,259,522, and aggregate gross unrealized depreciation of $75,921.

See Notes to Financial Statements.

THE ALGER FUNDS II
Statements of Operations for the year ended October 31, 2024

	Alger Spectra Fund	Alger Dynamic Opportunities Fund
INCOME:
Dividends (net of foreign withholding taxes*)	$19,540,226	$1,353,790
Interest	67,031	1,781,364
Borrowing income on short sales	—	1,550,357
Total Income	19,607,257	4,685,511
EXPENSES:
Investment advisory fees — Note 3	27,376,168	2,768,283
Distribution fees — Note 3
Class A	2,944,117	93,736
Class C	1,796,668	82,556
Class I	297,661	—
Shareholder administrative fees — Note 3	413,241	26,042
Administration fees — Note 3	893,793	63,440
Borrowing fees on short sales — Note 2	5,287,099	—
Dividends on securities sold short — Note 2	3,458,882	742,213
Transfer agent fees — Note 3	932,866	48,888
Registration fees	545,592	137,676
Printing fees	370,876	23,432
Fund accounting fees — Note 3	363,551	88,784
Professional fees	205,034	80,234
Trustee fees — Note 3	168,280	10,271
Custodian fees	59,218	29,348
Interest expense — Note 3	7,968	16,110
Other expenses	182,022	27,741
Total Expenses	45,303,036	4,238,754
Less, expense reimbursements/waivers — Note 3	(567,218)	—
Net Expenses	44,735,818	4,238,754
NET INVESTMENT INCOME (LOSS)	(25,128,561)	446,757
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on unaffiliated investments	366,048,046	46,035,472
Net realized (loss) gain on foreign currency transactions	(24,847)	4,878
Net realized (loss) on short sales	(39,223,444)	(7,080,592)
Net realized (loss) on OTC contracts for difference	—	(2,240,810)
Net realized gain on written options	—	589,564
Net realized gain on investments and foreign currency	326,799,755	37,308,512
See Notes to Financial Statements.

THE ALGER FUNDS II
Statements of Operations for the year ended October 31, 2024  (Continued)

	Alger Spectra Fund	Alger Dynamic Opportunities Fund
Net change in unrealized appreciation on unaffiliated investments	$1,094,275,030	$31,625,854
Net change in unrealized appreciation on affiliated investments	12,485,862	109,917
Net change in unrealized appreciation on foreign currency	10,756	8,751
Net change in unrealized (depreciation) on short sales	(21,902,771)	(9,952,278)
Net change in unrealized appreciation on OTC contracts for difference	—	1,019,745
Net change in unrealized (depreciation) on written options	—	(61,834)
Net change in unrealized appreciation on investments and foreign currency	1,084,868,877	22,750,155
Net realized and unrealized gain on investments and foreign currency	1,411,668,632	60,058,667
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,386,540,071	$60,505,424
* Foreign withholding taxes	$239,305	$20,511
See Notes to Financial Statements.

THE ALGER FUNDS II
Statements of Operations for the year ended October 31, 2024  (Continued)

	Alger Emerging Markets Fund	Alger Responsible Investing Fund
INCOME:
Dividends (net of foreign withholding taxes*)	$393,110	$673,317
Interest	15,209	61,115
Total Income	408,319	734,432
EXPENSES:
Investment advisory fees — Note 3	153,038	658,312
Distribution fees — Note 3
Class A	9,605	118,895
Class C	9,101	19,298
Class I	1,018	12,653
Shareholder administrative fees — Note 3	2,350	12,489
Administration fees — Note 3	5,611	25,498
Transfer agent fees — Note 3	5,876	44,469
Registration fees	140,320	121,335
Printing fees	2,983	11,435
Fund accounting fees — Note 3	61,174	50,377
Professional fees	5,948	15,300
Trustee fees — Note 3	1,027	4,994
Custodian fees	22,126	3,780
Interest expense — Note 3	2,050	1,578
Other expenses	3,842	5,482
Total Expenses	426,069	1,105,895
Less, expense reimbursements/waivers — Note 3	(184,315)	(96,924)
Net Expenses	241,754	1,008,971
NET INVESTMENT INCOME (LOSS)	166,565	(274,539)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on unaffiliated investments	1,722,091	4,300,688
Net realized (loss) gain on foreign currency transactions	(19,109)	—
Net realized gain on investments and foreign currency	1,702,982	4,300,688
See Notes to Financial Statements.

THE ALGER FUNDS II
Statements of Operations for the year ended October 31, 2024  (Continued)

	Alger Emerging Markets Fund	Alger Responsible Investing Fund
Net change in unrealized appreciation on unaffiliated investments	$2,556,628 (a)	$24,377,437
Net change in unrealized appreciation on foreign currency	2,242	—
Net change in unrealized appreciation on investments and foreign currency	2,558,870	24,377,437
Net realized and unrealized gain on investments and foreign currency	4,261,852	28,678,125
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,428,417	$28,403,586
* Foreign withholding taxes	$53,850	$5,079

(a)	Includes net change in unrealized depreciation of net foreign capital gains taxes of $100,373.
See Notes to Financial Statements.

THE ALGER FUNDS II
Statements of Changes in Net Assets

Alger Spectra Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Net investment (loss)	$(25,128,561)	$(20,026,045)
Net realized gain (loss) on investments and foreign currency	326,799,755	(12,759,908)
Net change in unrealized appreciation on investments and foreign currency	1,084,868,877	433,921,948
Net increase in net assets resulting from operations	1,386,540,071	401,135,995
Dividends and distributions to shareholders:
Class A	—	(22,708,610)
Class C	—	(6,836,181)
Class I	—	(3,528,271)
Class Y	—	(3,105,455)
Class Z	—	(40,261,675)
Total dividends and distributions to shareholders	—	(76,440,192)
Decrease from shares of beneficial interest transactions:
Class A	(135,492,604)	(134,937,359)
Class C	(85,085,682)	(88,331,735)
Class I	(35,227,656)	(63,504,225)
Class Y	(40,361,702)	(114,698,897)
Class Z	(325,849,376)	(716,897,345)
Net decrease from shares of beneficial interest transactions — Note 6	(622,017,020)	(1,118,369,561)
Total increase (decrease)	764,523,051	(793,673,758)
Net Assets:
Beginning of period	2,694,238,788	3,487,912,546
END OF PERIOD	$3,458,761,839	$2,694,238,788
See Notes to Financial Statements.

THE ALGER FUNDS II
Statements of Changes in Net Assets  (Continued)

	Alger Dynamic Opportunities Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Net investment income (loss)	$446,757	$(1,816,583)
Net realized gain on investments and foreign currency	37,308,512	13,733,007
Net change in unrealized appreciation (depreciation) on investments and foreign currency	22,750,155	(26,636,632)
Net increase (decrease) in net assets resulting from operations	60,505,424	(14,720,208)
Dividends and distributions to shareholders:
Class A	—	—
Class C	—	—
Class Z	—	—
Total dividends and distributions to shareholders	—	—
Decrease from shares of beneficial interest transactions:
Class A	(11,924,315)	(19,746,965)
Class C	(3,399,967)	(2,813,306)
Class Z	(99,190,171)	(183,868,711)
Net decrease from shares of beneficial interest transactions — Note 6	(114,514,453)	(206,428,982)
Total decrease	(54,009,029)	(221,149,190)
Net Assets:
Beginning of period	254,766,239	475,915,429
END OF PERIOD	$200,757,210	$254,766,239
See Notes to Financial Statements.

THE ALGER FUNDS II
Statements of Changes in Net Assets  (Continued)

	Alger Emerging Markets Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Net investment income	$166,565	$67,815
Net realized gain (loss) on investments and foreign currency	1,702,982	(3,836,496)
Net change in unrealized appreciation on investments and foreign currency	2,558,870	5,726,474
Net increase in net assets resulting from operations	4,428,417	1,957,793
Dividends and distributions to shareholders:
Class A	—	—
Class C	—	—
Class I	—	—
Class Z	(25,975)	—
Total dividends and distributions to shareholders	(25,975)	—
Increase (decrease) from shares of beneficial interest transactions:
Class A	378,847	(430,964)
Class C	(774,955)	(310,806)
Class I	(853,436)	(597,843)
Class Z	(3,719,484)	(7,679,364)
Net decrease from shares of beneficial interest transactions — Note 6	(4,969,028)	(9,018,977)
Total decrease	(566,586)	(7,061,184)
Net Assets:
Beginning of period	19,419,475	26,480,659
END OF PERIOD	$18,852,889	$19,419,475
See Notes to Financial Statements.

THE ALGER FUNDS II
Statements of Changes in Net Assets  (Continued)

	Alger Responsible Investing Fund
	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023
Net investment (loss)	$(274,539)	$(164,108)
Net realized gain on investments and foreign currency	4,300,688	2,609,816
Net change in unrealized appreciation on investments and foreign currency	24,377,437	8,705,822
Net increase in net assets resulting from operations	28,403,586	11,151,530
Dividends and distributions to shareholders:
Class A	(1,279,377)	(273,275)
Class C	(68,558)	(23,274)
Class I	(137,615)	(35,409)
Class Z	(951,113)	(177,792)
Total dividends and distributions to shareholders	(2,436,663)	(509,750)
Increase (decrease) from shares of beneficial interest transactions:
Class A	(4,200,273)	(961,562)
Class C	(745,673)	(1,225,664)
Class I	(750,991)	(836,204)
Class Z	170,988	1,530,936
Net decrease from shares of beneficial interest transactions — Note 6	(5,525,949)	(1,492,494)
Total increase	20,440,974	9,149,286
Net Assets:
Beginning of period	74,634,091	65,484,805
END OF PERIOD	$95,075,065	$74,634,091
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period

Alger Spectra Fund	Class A
	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$17.67	$15.83	$35.36	$28.24	$22.51
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.22)	(0.14)	(0.17)	(0.31)	(0.16)
Net realized and unrealized gain (loss) on investments	10.03	2.37	(10.93)	10.14	7.51
Total from investment operations	9.81	2.23	(11.10)	9.83	7.35
Dividends from net investment income	—	—	—	—	—
Distributions from net realized gains	—	(0.39)	(8.43)	(2.71)	(1.62)
Net asset value, end of period	$27.48	$17.67	$15.83	$35.36	$28.24
Total return(b)	55.61%	14.56%	(39.87) %	36.80%	34.65%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$1,283,587	$923,332	$957,092	$1,985,099	$1,568,743
Ratio of net expenses to average net assets	1.52%(c)	1.50%(d)	1.51%(e)	1.39%(f)	1.40%(g)
Ratio of net investment loss to average net assets	(0.92) %	(0.83) %	(0.82) %	(0.98) %	(0.66) %
Portfolio turnover rate	49.26%	59.63%	216.84%	108.48%	71.81%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
(c)	Includes 0.27% related to dividend expense on short positions and interest expense for the period ended 10/31/24.
(d)	Includes 0.22% related to dividend expense on short positions and interest expense for the period ended 10/31/23.
(e)	Includes 0.34% related to dividend expense on short positions and interest expense for the period ended 10/31/22.
(f)	Includes 0.30% related to dividend expense on short positions and interest expense for the period ended 10/31/21.
(g)	Includes 0.25% related to dividend expense on short positions and interest expense for the period ended 10/31/20.
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period

Alger Spectra Fund	Class C
	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$14.15	$12.86	$30.60	$24.94	$20.20
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.31)	(0.22)	(0.27)	(0.47)	(0.30)
Net realized and unrealized gain (loss) on investments	8.02	1.90	(9.04)	8.84	6.66
Total from investment operations	7.71	1.68	(9.31)	8.37	6.36
Distributions from net realized gains	—	(0.39)	(8.43)	(2.71)	(1.62)
Net asset value, end of period	$21.86	$14.15	$12.86	$30.60	$24.94
Total return(b)	54.49%	13.61%	(40.30) %	35.79%	33.60%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$168,020	$175,043	$243,462	$656,004	$651,194
Ratio of net expenses to average net assets	2.25%(c)	2.29%(d)	2.27%(e)	2.16%(f)	2.15%(g)
Ratio of net investment loss to average net assets	(1.63) %	(1.60) %	(1.59) %	(1.73) %	(1.39) %
Portfolio turnover rate	49.26%	59.63%	216.84%	108.48%	71.81%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
(c)	Includes 0.27% related to dividend expense on short positions and interest expense for the period ended 10/31/24.
(d)	Includes 0.21% related to dividend expense on short positions and interest expense for the period ended 10/31/23.
(e)	Includes 0.34% related to dividend expense on short positions and interest expense for the period ended 10/31/22.
(f)	Includes 0.30% related to dividend expense on short positions and interest expense for the period ended 10/31/21.
(g)	Includes 0.25% related to dividend expense on short positions and interest expense for the period ended 10/31/20.
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period

Alger Spectra Fund	Class I
	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$17.99	$16.11	$35.83	$28.59	$22.77
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.21)	(0.14)	(0.17)	(0.30)	(0.15)
Net realized and unrealized gain (loss) on investments	10.21	2.41	(11.12)	10.25	7.59
Total from investment operations	10.00	2.27	(11.29)	9.95	7.44
Distributions from net realized gains	—	(0.39)	(8.43)	(2.71)	(1.62)
Net asset value, end of period	$27.99	$17.99	$16.11	$35.83	$28.59
Total return(b)	55.59%	14.55%	(39.84) %	36.82%	34.61%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$123,754	$107,308	$156,048	$378,367	$422,807
Ratio of net expenses to average net assets	1.50%(c)	1.50%(d)	1.49%(e)	1.40%(f)	1.39%(g)
Ratio of net investment loss to average net assets	(0.89) %	(0.80) %	(0.83) %	(0.96) %	(0.61) %
Portfolio turnover rate	49.26%	59.63%	216.84%	108.48%	71.81%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
(c)	Includes 0.27% related to dividend expense on short positions and interest expense for the period ended 10/31/24.
(d)	Includes 0.21% related to dividend expense on short positions and interest expense for the period ended 10/31/23.
(e)	Includes 0.33% related to dividend expense on short positions and interest expense for the period ended 10/31/22.
(f)	Includes 0.30% related to dividend expense on short positions and interest expense for the period ended 10/31/21.
(g)	Includes 0.25% related to dividend expense on short positions and interest expense for the period ended 10/31/20.
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period

Alger Spectra Fund	Class Y
	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$18.95	$16.88	$36.99	$29.36	$23.26
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.11)	(0.05)	(0.09)	(0.23)	(0.11)
Net realized and unrealized gain (loss) on investments	10.75	2.51	(11.59)	10.57	7.83
Total from investment operations	10.64	2.46	(11.68)	10.34	7.72
Distributions from net realized gains	—	(0.39)	(8.43)	(2.71)	(1.62)
Net asset value, end of period	$29.59	$18.95	$16.88	$36.99	$29.36
Total return(b)	56.15%	15.02%	(39.60) %	37.21%	35.11%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$22,869	$46,214	$144,286	$252,167	$121,397
Ratio of gross expenses to average net assets	1.20%(c)	1.18%(d)	1.20%(e)	1.09%(f)	1.09%(g)
Ratio of expense reimbursements to average net assets	(0.07) %	(0.12) %	(0.07) %	—	(0.04) %
Ratio of net expenses to average net assets	1.13%	1.06%	1.13%	1.09%	1.05%
Ratio of net investment loss to average net assets	(0.46) %	(0.31) %	(0.43) %	(0.70) %	(0.40) %
Portfolio turnover rate	49.26%	59.63%	216.84%	108.48%	71.81%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
(c)	Includes 0.27% related to dividend expense on short positions and interest expense for the period ended 10/31/24.
(d)	Includes 0.21% related to dividend expense on short positions and interest expense for the period ended 10/31/23.
(e)	Includes 0.34% related to dividend expense on short positions and interest expense for the period ended 10/31/22.
(f)	Includes 0.31% related to dividend expense on short positions and interest expense for the period ended 10/31/21.
(g)	Includes 0.26% related to dividend expense on short positions and interest expense for the period ended 10/31/20.
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period

Alger Spectra Fund	Class Z
	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$18.89	$16.84	$36.95	$29.32	$23.24
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.15)	(0.08)	(0.12)	(0.22)	(0.09)
Net realized and unrealized gain (loss) on investments	10.74	2.52	(11.56)	10.56	7.79
Total from investment operations	10.59	2.44	(11.68)	10.34	7.70
Distributions from net realized gains	—	(0.39)	(8.43)	(2.71)	(1.62)
Net asset value, end of period	$29.48	$18.89	$16.84	$36.95	$29.32
Total return(b)	56.06%	14.94%	(39.65) %	37.22%	35.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$1,860,533	$1,442,342	$1,987,024	$5,723,880	$4,376,561
Ratio of gross expenses to average net assets	1.22%(c)	1.17%(d)	1.19%(e)	1.09%(f)	1.09%(g)
Ratio of expense reimbursements to average net assets	(0.03) %	(0.01) %	—	—	—
Ratio of net expenses to average net assets	1.19%	1.16%	1.19%	1.09%	1.09%
Ratio of net investment loss to average net assets	(0.58) %	(0.47) %	(0.53) %	(0.67) %	(0.35) %
Portfolio turnover rate	49.26%	59.63%	216.84%	108.48%	71.81%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
(c)	Includes 0.27% related to dividend expense on short positions and interest expense for the period ended 10/31/24.
(d)	Includes 0.21% related to dividend expense on short positions and interest expense for the period ended 10/31/23.
(e)	Includes 0.34% related to dividend expense on short positions and interest expense for the period ended 10/31/22.
(f)	Includes 0.31% related to dividend expense on short positions and interest expense for the period ended 10/31/21.
(g)	Includes 0.25% related to dividend expense on short positions and interest expense for the period ended 10/31/20.
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period

Alger Dynamic Opportunities Fund	Class A
	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$15.31	$16.19	$22.29	$18.32	$13.91
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	— (b)	(0.11)	(0.25)	(0.36)	(0.22)
Net realized and unrealized gain (loss) on investments	4.30	(0.77)	(4.77)	5.28	5.15
Total from investment operations	4.30	(0.88)	(5.02)	4.92	4.93
Dividends from net investment income	—	—	—	—	—
Distributions from net realized gains	—	—	(1.08)	(0.95)	(0.52)
Net asset value, end of period	$19.61	$15.31	$16.19	$22.29	$18.32
Total return(c)	28.09%	(5.44) %	(23.17) %	27.82%	36.67%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$35,437	$37,893	$60,116	$103,684	$60,793
Ratio of gross expenses to average net assets	2.07%(d)	2.05%(e)	2.77%(f)	2.52%(g)	2.81%(h)
Ratio of expense reimbursements to average net assets	—	—	(0.77) %	(0.52) %	(0.80) %
Ratio of net expenses to average net assets	2.07%	2.05%	2.00%	2.00%	2.01%
Ratio of net investment loss to average net assets	(0.01) %	(0.69) %	(1.45) %	(1.77) %	(1.41) %
Portfolio turnover rate	373.89%	350.56%	334.12%	161.76%	249.71%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Amount was less than $0.005 per share.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)	Includes 0.32% related to dividend expense on short positions and excludes (0.70%) related to interest income on short positions for the period ended 10/31/24.
(e)	Includes 0.36% related to dividend expense on short positions and excludes (0.44%) related to interest income on short positions for the period ended 10/31/23.
(f)	Includes 1.09% related to dividend expense on short positions and interest expense for the period ended 10/31/22.
(g)	Includes 0.89% related to dividend expense on short positions and interest expense for the period ended 10/31/21.
(h)	Includes 1.09% related to dividend expense on short positions and interest expense for the period ended 10/31/20.
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period

Alger Dynamic Opportunities Fund	Class C
	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$13.55	$14.44	$20.15	$16.77	$12.87
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.12)	(0.21)	(0.34)	(0.47)	(0.30)
Net realized and unrealized gain (loss) on investments	3.79	(0.68)	(4.29)	4.80	4.72
Total from investment operations	3.67	(0.89)	(4.63)	4.33	4.42
Distributions from net realized gains	—	—	(1.08)	(0.95)	(0.52)
Net asset value, end of period	$17.22	$13.55	$14.44	$20.15	$16.77
Total return(b)	27.09%	(6.16) %	(23.73) %	26.83%	35.64%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$7,674	$9,030	$12,462	$17,998	$10,472
Ratio of gross expenses to average net assets	2.83%(c)	2.82%(d)	3.53%(e)	3.27%(f)	3.55%(g)
Ratio of expense reimbursements to average net assets	—	—	(0.78) %	(0.52) %	(0.80) %
Ratio of net expenses to average net assets	2.83%	2.82%	2.75%	2.75%	2.75%
Ratio of net investment loss to average net assets	(0.76) %	(1.45) %	(2.20) %	(2.52) %	(2.07) %
Portfolio turnover rate	373.89%	350.56%	334.12%	161.76%	249.71%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
(c)	Includes 0.32% related to dividend expense on short positions and excludes (0.70%) related to interest income on short positions for the period ended 10/31/24.
(d)	Includes 0.36% related to dividend expense on short positions and excludes (0.44%) related to interest income on short positions for the period ended 10/31/23.
(e)	Includes 1.09% related to dividend expense on short positions and interest expense for the period ended 10/31/22.
(f)	Includes 0.89% related to dividend expense on short positions and interest expense for the period ended 10/31/21.
(g)	Includes 1.07% related to dividend expense on short positions and interest expense for the period ended 10/31/20.
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period

Alger Dynamic Opportunities Fund	Class Z
	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$15.99	$16.85	$23.09	$18.91	$14.30
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.05	(0.07)	(0.22)	(0.33)	(0.22)
Net realized and unrealized gain (loss) on investments	4.50	(0.79)	(4.94)	5.46	5.35
Total from investment operations	4.55	(0.86)	(5.16)	5.13	5.13
Distributions from net realized gains	—	—	(1.08)	(0.95)	(0.52)
Net asset value, end of period	$20.54	$15.99	$16.85	$23.09	$18.91
Total return(b)	28.54%	(5.16) %	(22.97) %	28.07%	37.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$157,646	$207,844	$403,338	$852,387	$352,396
Ratio of gross expenses to average net assets	1.75%(c)	1.73%(d)	2.45%(e)	2.20%(f)	2.47%(g)
Ratio of expense reimbursements to average net assets	—	—	(0.70) %	(0.45) %	(0.70) %
Ratio of net expenses to average net assets	1.75%	1.73%	1.75%	1.75%	1.77%
Ratio of net investment income (loss) to average net assets	0.28%	(0.39) %	(1.22) %	(1.52) %	(1.30) %
Portfolio turnover rate	373.89%	350.56%	334.12%	161.76%	249.71%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
(c)	Includes 0.32% related to dividend expense on short positions and excludes (0.66%) related to interest income on short positions for the period ended 10/31/24.
(d)	Includes 0.36% related to dividend expense on short positions and excludes (0.42%) related to interest income on short positions for the period ended 10/31/23.
(e)	Includes 1.11% related to dividend expense on short positions and interest expense for the period ended 10/31/22.
(f)	Includes 0.88% related to dividend expense on short positions and interest expense for the period ended 10/31/21.
(g)	Includes 1.09% related to dividend expense on short positions and interest expense for the period ended 10/31/20.
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period

Alger Emerging Markets Fund	Class A
	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$8.94	$8.41	$14.13	$11.71	$9.80
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.04	(0.01)	(0.03)	(0.09)	(0.06)
Net realized and unrealized gain (loss) on investments	2.07	0.54	(5.42)	2.51	2.45
Total from investment operations	2.11	0.53	(5.45)	2.42	2.39
Dividends from net investment income	—	—	— (b)	—	(0.48)
Distributions from net realized gains	—	—	(0.27)	—	—
Net asset value, end of period	$11.05	$8.94	$8.41	$14.13	$11.71
Total return(c)	23.60%	6.30%	(39.27) %	20.67%	25.15%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$4,289	$3,154	$3,375	$6,331	$3,320
Ratio of gross expenses to average net assets	2.35%	2.11%	1.80%	1.65%	2.25%
Ratio of expense reimbursements to average net assets	(0.77) %	(0.54) %	(0.25) %	(0.10) %	(0.72) %
Ratio of net expenses to average net assets	1.58%	1.57%	1.55%	1.55%	1.53%
Ratio of net investment income (loss) to average net assets	0.42%	(0.11) %	(0.30) %	(0.60) %	(0.61) %
Portfolio turnover rate	111.97%	109.60%	112.35%	83.30%	184.74%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Amount was less than $0.005 per share.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period

Alger Emerging Markets Fund	Class C
	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$8.32	$7.89	$13.36	$11.16	$9.35
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.04)	(0.07)	(0.11)	(0.18)	(0.13)
Net realized and unrealized gain (loss) on investments	1.92	0.50	(5.09)	2.38	2.33
Total from investment operations	1.88	0.43	(5.20)	2.20	2.20
Dividends from net investment income	—	—	—	—	(0.39)
Distributions from net realized gains	—	—	(0.27)	—	—
Net asset value, end of period	$10.20	$8.32	$7.89	$13.36	$11.16
Total return(b)	22.60%	5.45%	(39.68) %	19.71%	24.19%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$587	$1,145	$1,369	$3,016	$2,658
Ratio of gross expenses to average net assets	2.98%	2.90%	2.57%	2.45%	3.02%
Ratio of expense reimbursements to average net assets	(0.65) %	(0.58) %	(0.27) %	(0.15) %	(0.72) %
Ratio of net expenses to average net assets	2.33%	2.32%	2.30%	2.30%	2.30%
Ratio of net investment loss to average net assets	(0.38) %	(0.86) %	(1.05) %	(1.35) %	(1.36) %
Portfolio turnover rate	111.97%	109.60%	112.35%	83.30%	184.74%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period

Alger Emerging Markets Fund	Class I
	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$8.87	$8.33	$14.00	$11.59	$9.73
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.05	— (b)	(0.02)	(0.07)	(0.05)
Net realized and unrealized gain (loss) on investments	2.05	0.54	(5.37)	2.48	2.42
Total from investment operations	2.10	0.54	(5.39)	2.41	2.37
Dividends from net investment income	—	—	(0.01)	—	(0.51)
Distributions from net realized gains	—	—	(0.27)	—	—
Net asset value, end of period	$10.97	$8.87	$8.33	$14.00	$11.59
Total return(c)	23.68%	6.48%	(39.22) %	20.79%	25.19%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$322	$1,048	$1,538	$1,968	$2,617
Ratio of gross expenses to average net assets	2.18%	2.05%	1.77%	1.66%	2.14%
Ratio of expense reimbursements to average net assets	(0.69) %	(0.58) %	(0.32) %	(0.22) %	(0.69) %
Ratio of net expenses to average net assets	1.49%	1.47%	1.45%	1.44%	1.45%
Ratio of net investment income (loss) to average net assets	0.47%	(0.01) %	(0.14) %	(0.53) %	(0.52) %
Portfolio turnover rate	111.97%	109.60%	112.35%	83.30%	184.74%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Amount was less than $0.005 per share.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period

Alger Emerging Markets Fund	Class Z
	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$9.11	$8.52	$14.29	$11.78	$9.87
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.11	0.04	0.03	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments	2.10	0.55	(5.47)	2.52	2.46
Total from investment operations	2.21	0.59	(5.44)	2.51	2.45
Dividends from net investment income	(0.02)	—	(0.06)	—	(0.54)
Distributions from net realized gains	—	—	(0.27)	—	—
Net asset value, end of period	$11.30	$9.11	$8.52	$14.29	$11.78
Total return(b)	24.23%	6.92%	(38.93) %	21.31%	25.76%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$13,654	$14,072	$20,200	$35,357	$13,028
Ratio of gross expenses to average net assets	1.97%	1.72%	1.44%	1.34%	1.89%
Ratio of expense reimbursements to average net assets	(0.96) %	(0.71) %	(0.45) %	(0.35) %	(0.90) %
Ratio of net expenses to average net assets	1.01%	1.01%	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets	1.00%	0.46%	0.26%	(0.05) %	(0.06) %
Portfolio turnover rate	111.97%	109.60%	112.35%	83.30%	184.74%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period

Alger Responsible Investing Fund	Class A
	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$13.50	$11.55	$17.71	$13.60	$11.38
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.06)	(0.04)	(0.07)	(0.08)	(0.05)
Net realized and unrealized gain (loss) on investments	5.09	2.08	(4.71)	5.23	3.13
Total from investment operations	5.03	2.04	(4.78)	5.15	3.08
Dividends from net investment income	—	—	—	—	—
Distributions from net realized gains	(0.44)	(0.09)	(1.38)	(1.04)	(0.86)
Net asset value, end of period	$18.09	$13.50	$11.55	$17.71	$13.60
Total return(b)	37.96%	17.80%	(29.27) %	39.80%	28.64%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$49,113	$39,957	$35,237	$51,634	$38,192
Ratio of gross expenses to average net assets	1.31%	1.34%	1.36%	1.27%	1.36%
Ratio of expense reimbursements to average net assets	(0.16) %	—	—	—	(0.02) %
Ratio of net expenses to average net assets	1.15%	1.34%	1.36%	1.27%	1.34%
Ratio of net investment loss to average net assets	(0.35) %	(0.34) %	(0.53) %	(0.52) %	(0.43) %
Portfolio turnover rate	9.02%	7.98%	14.55%	11.07%	11.73%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period

Alger Responsible Investing Fund	Class C
	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$11.31	$9.76	$15.30	$11.95	$10.18
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.17)	(0.12)	(0.15)	(0.17)	(0.13)
Net realized and unrealized gain (loss) on investments	4.24	1.76	(4.01)	4.56	2.76
Total from investment operations	4.07	1.64	(4.16)	4.39	2.63
Distributions from net realized gains	(0.44)	(0.09)	(1.38)	(1.04)	(0.86)
Net asset value, end of period	$14.94	$11.31	$9.76	$15.30	$11.95
Total return(b)	36.79%	16.96%	(29.87) %	38.87%	27.53%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$1,659	$1,868	$2,709	$5,150	$5,368
Ratio of net expenses to average net assets	2.03%	2.12%	2.09%	2.03%	2.11%
Ratio of net investment loss to average net assets	(1.22) %	(1.11) %	(1.27) %	(1.27) %	(1.19) %
Portfolio turnover rate	9.02%	7.98%	14.55%	11.07%	11.73%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period

Alger Responsible Investing Fund	Class I
	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$13.46	$11.52	$17.67	$13.57	$11.36
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.06)	(0.04)	(0.07)	(0.08)	(0.05)
Net realized and unrealized gain (loss) on investments	5.08	2.07	(4.70)	5.22	3.12
Total from investment operations	5.02	2.03	(4.77)	5.14	3.07
Distributions from net realized gains	(0.44)	(0.09)	(1.38)	(1.04)	(0.86)
Net asset value, end of period	$18.04	$13.46	$11.52	$17.67	$13.57
Total return(b)	38.00%	17.76%	(29.28) %	39.82%	28.60%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$5,154	$4,464	$4,538	$6,884	$8,131
Ratio of gross expenses to average net assets	1.32%	1.35%	1.35%	1.28%	1.35%
Ratio of expense reimbursements to average net assets	(0.17) %	—	—	—	—
Ratio of net expenses to average net assets	1.15%	1.35%	1.35%	1.28%	1.35%
Ratio of net investment loss to average net assets	(0.36) %	(0.35) %	(0.53) %	(0.52) %	(0.42) %
Portfolio turnover rate	9.02%	7.98%	14.55%	11.07%	11.73%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period

Alger Responsible Investing Fund	Class Z
	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$13.98	$11.91	$18.16	$13.87	$11.55
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.03)	0.01	(0.02)	(0.03)	(0.01)
Net realized and unrealized gain (loss) on investments	5.28	2.15	(4.85)	5.36	3.19
Total from investment operations	5.25	2.16	(4.87)	5.33	3.18
Distributions from net realized gains	(0.44)	(0.09)	(1.38)	(1.04)	(0.86)
Net asset value, end of period	$18.79	$13.98	$11.91	$18.16	$13.87
Total return(b)	38.24%	18.28%	(29.02) %	40.35%	29.11%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$39,149	$28,345	$23,001	$36,053	$22,646
Ratio of gross expenses to average net assets	0.99%	1.01%	1.02%	0.96%	1.04%
Ratio of expense reimbursements to average net assets	(0.03) %	(0.06) %	(0.07) %	(0.02) %	(0.09) %
Ratio of net expenses to average net assets	0.96%	0.95%	0.95%	0.94%	0.95%
Ratio of net investment income (loss) to average net assets	(0.17) %	0.04%	(0.13) %	(0.20) %	(0.05) %
Portfolio turnover rate	9.02%	7.98%	14.55%	11.07%	11.73%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS

NOTE 1 — General:

The Alger Funds II (the “Trust”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Trust operates as a series company currently offering an unlimited number of shares of beneficial interest in four series – Alger Spectra Fund, Alger Dynamic Opportunities Fund, Alger Emerging Markets Fund and Alger Responsible Investing Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.
Each Fund offers one or more of the following share classes: Class A, C, I, Y and Z. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class C shares will automatically convert to Class A shares on the fifth business day of the month following the eighth anniversary of the purchase date of a shareholder’s Class C shares, without the imposition of any sales load, fee or other charge. Class C shares held at certain dealers may not convert to Class A shares or may be converted on a different schedule. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Effective August 27, 2019, Class C shares were closed to direct shareholders and are only available for purchase through certain financial intermediaries and group retirement plan recordkeeping platforms. Class I shares, Class Z shares and Class Y shares are generally sold to institutional investors and are sold without an initial or deferred sales charge and Class Z shares and Class Y shares are generally subject to a minimum initial investment of $500,000. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of the Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of the Fund’s assets).
Alger Group Holdings, LLC the parent company of Fred Alger Management, LLC, the Funds' investment adviser, (“Alger Management” or the “Investment Manager”) acquired Redwood Investments, LLC (“Redwood”) effective January 31, 2024. Redwood became the sub-adviser to the Alger Emerging Markets Fund effective February 1, 2024. No changes were made to the investment objective, principal investment strategies, principal risks or investment restrictions as a result of this change.
Effective January 29, 2024, the Funds' custodian and administrator transitioned from Brown Brothers Harriman & Company to The Bank of New York (collectively, the "Custodian").

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board. Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
The Board of Trustees of the Trust (the "Board") has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds' Investment Manager as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Funds to assist in performing the duties and responsibilities of the Valuation Designee.
The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Funds. The Valuation Designee regularly reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.
Investments in short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Investments in other open-end investment companies registered under the 1940 Act, including money market funds, are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Contracts for difference ("CFDs") are privately negotiated in the over-the-counter market ("OTC CFDs"). OTC CFDs are valued at the last reported sale or official closing price on the primary market or exchange of the underlying asset or liability. In the absence of quoted sales, such securities are generally valued at

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

the bid price, or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.
FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds' own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. Each Fund's quantitative summary by Level can be found in Note 8.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)
The Funds' valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Funds may significantly differ from the valuations that would have been assigned by the Funds had there been an active market for such securities.
(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars and foreign cash.
(c) Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.
Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities.
(d) Foreign Currency Transactions: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.  The effects of changes in foreign currency exchange rates on investments in securities are included in realized and unrealized gain or loss on investments in the accompanying Statements of Operations.
(e) Forward Foreign Exchange Contracts: Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency.
These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, the Funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the base currency.
(f) Short Sales: Securities sold short represent an obligation to deliver the securities at a future date. A Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.
A Fund pledges securities and/or other assets, which may include cash collateral from borrowing a security, to the broker-dealer as collateral. Proceeds received from short sales may be maintained by the broker-dealer as collateral or may be released to a Fund to purchase additional securities or for any other purpose. Proceeds maintained by the lender are included in Collateral held for short sales on the Statements of Assets and Liabilities. The net cost or income of selling securities short includes dividends paid on securities sold short, interest expense associated with borrowing securities, and interest income earned on collateral held by the broker-dealer. The net cost or income of selling securities short is disclosed on the Statements of Operations.

(g) Contracts for difference: OTC CFDs are derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as an equity security, or the value of an index. With a short OTC CFD, a Fund is seeking to profit from falls in the market price of an asset. Changes in the fair value of OTC CFDs are recorded as unrealized gains and losses on the Statements of Assets and Liabilities. A Fund generally records a realized gain or loss on the expiration, termination or settlement of an OTC CFD.
(h) Option Contracts: When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to reflect the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.
Certain Funds may also purchase put and call options. Such Funds pay a premium which is included in each Fund’s accompanying Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire unexercised are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss.
(i) Dividends to Shareholders: Dividends and distributions payable to shareholders are recorded by the Funds on the ex-dividend date. Dividends from net investment income, if available, and distributions from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned. Each share class is treated separately in determining the amount of dividends from net investment income payable to holders of its shares.
The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of a Fund’s distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income, net realized gain on investment transactions, or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from the differences in tax treatment of net operating losses, passive foreign investment companies, and foreign currency transactions. The reclassifications are done annually at year-end and have no impact on the net asset values of the Funds and are designed to present each Fund’s capital accounts on a tax basis.
(j) Federal Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code Subchapter M applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Provided that the Funds maintain such compliance, no federal income tax provision is required. Each Fund is treated as a separate entity for the purpose of determining such compliance.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

FASB Accounting Standards Codification 740 – Income Taxes (“ASC 740”) requires the Funds to measure and recognize in their financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. No tax years are currently under investigation. The Funds file income tax returns in the U.S. Federal jurisdiction, as well as the New York State and New York City jurisdictions. The statute of limitations on the Funds' tax returns remains open for the tax years 2020-2023. Alger Management does not believe there are any uncertain tax positions that require recognition of a tax liability.
(k) Allocation Methods: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund’s operations; expenses which are applicable to all Funds are allocated among them based on net assets. Income, realized and unrealized gains and losses, and expenses of each Fund are allocated among the Fund’s classes based on relative net assets, with the exception of distribution fees, transfer agency fees, and shareholder servicing and related fees.
(l) Estimates: These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, which require using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates. All such estimates are of a normal recurring nature.
NOTE 3 — Investment Advisory Fees and Other Transactions with Affiliates:

(a) Investment Advisory Fees: Fees incurred by each Fund, pursuant to the provisions of the Trust's Investment Advisory Agreement with the Investment Manager, are payable monthly and computed based on the following annual rates. The actual rate paid as a percentage of average daily net assets, for the year ended October 31, 2024, is set forth below under the heading “Actual Rate”:

	Tier 1	Tier 2	Tier 3	Tier 4	Tier 5	Actual Rate
Alger Spectra Fund(a)	0.90%	0.75%	0.65%	0.55%	0.45%	0.85%
Alger Dynamic Opportunities Fund(b)	1.20	1.00	—	—	—	1.20
Alger Emerging Markets Fund(c)	0.75	—	—	—	—	0.75
Alger Responsible Investing Fund(b)	0.71	0.65	—	—	—	0.71

(a)
Tier 1 rate is paid on assets up to $2 billion, Tier 2 rate is paid on assets between $2 billion and $4 billion, Tier 3 rate is paid on assets between $4 billion and $6 billion, Tier 4 rate is paid on assets between $6 billion and $8 billion, and
Tier 5 rate is paid on assets in excess of $8 billion.

(b)	Tier 1 rate is paid on assets up to $1 billion and Tier 2 rate is paid on assets in excess of $1 billion.
(c)	Tier 1 rate is paid on all assets.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

The sub-adviser to the Alger Dynamic Opportunities Fund, Weatherbie Capital, LLC (“Weatherbie”), an affiliate of Alger Management, is paid a sub-advisory fee from the advisory fee that Alger Management receives at no additional cost to the Alger Dynamic Opportunities Fund. The sub-advisory fee is equal to 70% of the net advisory fee paid by the Alger Dynamic Opportunities Fund to Alger Management with respect to the assets sub-advised by Weatherbie. For the year ended October 31, 2024, Alger Management paid a sub-advisory fee of $789,799 to Weatherbie.
The sub-adviser to the Alger Emerging Markets Fund, Redwood, is paid a sub-advisory fee from the advisory fee that Alger Management receives at no additional cost to the Fund. The sub-advisory fee is equal to 100% of the net advisory fee paid by the Fund to Alger Management with respect to the assets sub-advised by Redwood. From February 1, 2024 (the date Redwood began sub-advising the Alger Emerging Markets Fund) through October 31, 2024, Alger Management paid a sub-advisory fee of $82,239 to Redwood.
Alger Management has contractually agreed to waive and/or reimburse Fund expenses (excluding (i) for all Funds, acquired fund fees and expenses, interest, taxes, brokerage and extraordinary expenses, (ii) for all Funds except Alger Emerging Markets Fund, custody fees, and (iii) for Alger Emerging Markets Fund and Alger Responsible Investing Fund, dividend expense on short sales and net borrowing costs, each to the extent applicable) through October 31, 2025 to the extent necessary to limit other expenses and any other applicable share class-specific expenses to the rates, based on average daily net assets, as listed in the table below. On October 22, 2024, the Board approved exclusion of all costs related to the August 16, 2024 joint special meeting of shareholders from the expense reimbursement with Alger Management.

	CLASS					FEES WAIVED / REIMBURSED FOR THE YEAR ENDED OCTOBER 31, 2024
	A	C	I	Y	Z
Alger Spectra Fund	— %	— %	— %	0.28%	0.34%	$567,218
Alger Dynamic Opportunities Fund	0.80	1.55	—	—	0.55	0
Alger Emerging Markets Fund	0.80	1.55	0.70	—	0.24	184,315
Alger Responsible Investing Fund	0.38 (a)	—	0.38 (a)	—	0.24	96,924

(a)	Prior to February 29, 2024, Alger Management had not contractually agreed to waive and/or reimburse Fund expenses for Class A and Class I shares.
Alger Management may recoup any fees waived or expenses reimbursed pursuant to the contract; however, a Fund will only make repayments to the Investment Manager if such repayment does not cause a Fund’s expense ratio, after the repayment is taken into account, to exceed both (i) the expense cap in

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

place at the time such amounts were waived or reimbursed, and (ii) a  Fund’s current expense cap. Such recoupment is limited to two years from the date the amount is initially waived or reimbursed. For the year ended October 31, 2024, the recoupments made by the Alger Spectra Fund and Alger Emerging Markets Fund to the Investment Manager were $48,210 and $218, respectively. Alger Dynamic Opportunities Fund and Alger Responsible Investing Fund did not make recoupments to the Investment Manager.
(b) Administration Fees: Fees incurred by each Fund, pursuant to the provisions of the Trust's Fund Administration Agreement with Alger Management, are payable monthly and computed based on the average daily net assets of each Fund at the annual rate of 0.0275%.
(c) Distribution/Shareholder Servicing Fees: The Fund has adopted distribution plans for its Class A, Class C and Class I shares pursuant to which the Fund pays Fred Alger & Company, LLC, the Fund's distributor and an affiliate of the Investment Manager (the "Distributor" or "Alger LLC"), a fee at the annual rate of 0.25% of the average daily net assets of the Class A and Class I shares and 1.00% of the average daily net assets of the Class C shares to compensate Alger LLC for its activities and expenses incurred in distributing and/or administering the Fund's shares and/or shareholder servicing. The fees paid may be more or less than the expenses incurred by Alger LLC.

SHARE CLASS	FEE RATE
A	0.25%
C	1.00
I	0.25
(d) Sales Charges: Sales of shares of the Funds may be subject to contingent deferred sales charges. The contingent deferred sales charges are used by Alger LLC to offset distribution expenses previously incurred. Sales charges do not represent expenses of the Trust. For the year ended October 31, 2024, contingent deferred sales charges imposed, all of which were retained by Alger LLC, were as follows:

CONTINGENT DEFERRED SALES CHARGES
Alger Spectra Fund	$6,438
Alger Dynamic Opportunities Fund	2,436
Alger Emerging Markets Fund	—
Alger Responsible Investing Fund	310
(e) Brokerage Commissions: During the year ended October 31, 2024, Alger Spectra Fund, Alger Dynamic Opportunities Fund, Alger Emerging Markets Fund

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

and Alger Responsible Investing Fund paid Alger LLC $279,425, $199,577, $666 and $2,395, respectively, in connection with securities transactions.
(f) Shareholder Administrative Fees: The Trust has entered into a Shareholder Administrative Services Agreement with Alger Management to compensate Alger Management for liaising with, and providing administrative oversight of, the Trust's transfer agent, and for other related services. The Funds compensate Alger Management at the annual rate of 0.0165% of their respective average daily net assets for the Class A and Class C shares and 0.01% of their respective average daily net assets for the Class I, Class Y and Class Z shares for these services.
Alger Management makes payments to intermediaries that provide sub-accounting services to omnibus accounts invested in the Funds. A portion of the fees paid by Alger Management to intermediaries that provide sub-accounting services are charged back to the appropriate Fund, subject to certain limitations, as approved by the Board. For the year ended October 31, 2024, Alger Management charged back to Alger Spectra Fund, Alger Dynamic Opportunities Fund, Alger Emerging Markets Fund and Alger Responsible Investing Fund, $558,990, $18,518, $3,011 and $24,732, respectively, for these services, which are included in transfer agent fees in the accompanying Statements of Operations.
(g) Trustee Fees: Each trustee who is not an “interested person” of the Trust, as defined in the 1940 Act (“Independent Trustee”), receives a fee of $165,400 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex, plus travel expenses incurred for attending board meetings. Prior to January 1, 2024, each Independent Trustee received $156,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex, plus travel expenses incurred for attending board meetings.  The term “Alger Fund Complex” refers to the Trust, The Alger Institutional Funds, The Alger Funds, The Alger Portfolios, Alger Global Equity Fund (formerly Alger Global Focus Fund) and The Alger ETF Trust, each of which is a registered investment company managed by Alger Management. The Independent Trustee appointed as Chairman of the Board receives additional compensation of $22,000 per annum paid pro rata based on net assets by each fund in the Alger Fund Complex. Additionally, each member of the Audit Committee receives a fee of $13,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex.
The Board has adopted a policy requiring Independent Trustees to receive a minimum of 10% of their annual compensation in shares of one or more of the funds in the Alger Fund Complex.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

(h) Interfund Trades: The Funds may engage in purchase and sale transactions with other funds advised by Alger Management or sub-advised by Weatherbie or Redwood. For the year ended October 31, 2024, there were no interfund trades.
(i) Interfund Loans: The Funds, along with other funds in the Alger Fund Complex, may borrow money from and lend money to each other for temporary or emergency purposes. To the extent permitted under its investment restrictions, each Fund may lend uninvested cash in an amount up to 15% of its net assets to other funds in the Alger Fund Complex. If a Fund has borrowed from other funds in the Alger Fund Complex and has aggregate borrowings from all sources that exceed 10% of the Fund’s total assets, such Fund will secure all of its loans from other funds in the Alger Fund Complex. The interest rate charged on interfund loans is equal to the average of the overnight U.S. Treasury money market rate and bank loan rate available to the Funds. There were no interfund loans outstanding as of October 31, 2024.
For the year ended October 31, 2024, Alger Spectra Fund, Alger Dynamic Opportunities Fund and Alger Responsible Investing Fund earned interfund loan interest income of $13,795, $85,274 and $1,519, respectively, and Alger Dynamic Opportunities Fund, Alger Emerging Markets Fund and Alger Resonsible Investing Fund incurred interfund loan expenses of $8,780, $333 and $1,275, respectively, which are included as interest income and interest expense, respectively, in the accompanying Statements of Operations.
(j) Other Transactions with Affiliates: Certain officers and one Trustee of the Trust are directors and/or officers of Alger Management, the Distributor, or their affiliates. At October 31, 2024, Alger Management and its affiliated entities owned the following shares:

	SHARE CLASS
	A	C	I	Z
Alger Spectra Fund	574,033	—	19,334	15,741
Alger Dynamic Opportunities Fund	108	—	—	1,037,843
Alger Emerging Markets Fund	—	—	—	—
Alger Responsible Investing Fund	—	—	—	123,857
NOTE 4 — Securities Transactions:

The following summarizes the securities transactions by each Fund, other than U.S. Government securities, short-term securities, purchased options, OTC CFDs and short sales, for the year ended October 31, 2024:

	PURCHASES	SALES
Alger Spectra Fund	$1,709,243,212	$2,315,923,017
Alger Dynamic Opportunities Fund	745,035,933	879,414,849
Alger Emerging Markets Fund	22,275,237	27,010,468
Alger Responsible Investing Fund	8,167,097	14,815,841

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

NOTE 5 — Borrowings:

The Funds may borrow from the Custodian, on an uncommitted basis. Each Fund pays the Custodian a market rate of interest, generally based upon a rate of return with respect to each respective currency borrowed, taking into consideration relevant overnight and short-term reference rates and the range of distribution between and among the interest rates paid on deposits to other institutions, less applicable commissions, if any. Borrowings from the Custodian, if any, are included in Bank overdraft in the Statements of Assets and Liabilities. The Funds may also borrow from other funds in the Alger Fund Complex, as discussed in Note 3(i). For the year ended October 31, 2024, the Funds had the following borrowings from the Custodian and other funds in the Alger Fund Complex:

	AVERAGE DAILY BORROWING	WEIGHTED AVERAGE INTEREST RATE
Alger Spectra Fund	$108,686	7.33%
Alger Dynamic Opportunities Fund	238,565	6.75
Alger Emerging Markets Fund	28,768	7.13
Alger Responsible Investing Fund	25,177	6.26
The highest amount borrowed from the Custodian and other funds in the Alger Fund Complex during the year ended October 31, 2024 by each Fund was as follows:

HIGHEST BORROWING
Alger Spectra Fund	$6,377,026
Alger Dynamic Opportunities Fund	13,451,000
Alger Emerging Markets Fund	2,336,502
Alger Responsible Investing Fund	1,452,000

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

NOTE 6 — Share Capital:

The Trust has an unlimited number of authorized shares of beneficial interest of $.001 par value which are presently divided into four series. Each series is divided into separate classes. During the year ended October 31, 2024, and the year ended October 31, 2023, transactions of shares of beneficial interest were as follows:

	FOR THE YEAR ENDED October 31, 2024		FOR THE YEAR ENDED October 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Spectra Fund
Class A:
Shares sold	4,658,297	$107,560,313	5,207,968	$86,984,325
Shares converted from Class C	197,030	4,569,570	236,583	3,978,574
Dividends reinvested	—	—	1,331,629	19,867,911
Shares redeemed	(10,410,203)	(247,622,487)	(14,983,651)	(245,768,169)
Net decrease	(5,554,876)	$(135,492,604)	(8,207,471)	$(134,937,359)
Class C:
Shares sold	467,990	$8,666,476	727,176	$9,731,074
Shares converted to Class A	(246,709)	(4,569,570)	(293,713)	(3,978,574)
Dividends reinvested	—	—	546,229	6,576,600
Shares redeemed	(4,901,306)	(89,182,588)	(7,545,044)	(100,660,835)
Net decrease	(4,680,025)	$(85,085,682)	(6,565,352)	$(88,331,735)
Class I:
Shares sold	380,734	$9,213,928	614,695	$10,591,233
Dividends reinvested	—	—	222,869	3,387,604
Shares redeemed	(1,923,673)	(44,441,584)	(4,558,793)	(77,483,062)
Net decrease	(1,542,939)	$(35,227,656)	(3,721,229)	$(63,504,225)
Class Y:
Shares sold	501,639	$12,020,250	1,044,272	$18,599,444
Dividends reinvested	—	—	188,818	3,011,649
Shares redeemed	(2,167,598)	(52,381,952)	(7,343,350)	(136,309,990)
Net decrease	(1,665,959)	$(40,361,702)	(6,110,260)	$(114,698,897)
Class Z:
Shares sold	6,118,254	$154,272,653	11,243,571	$199,648,620
Dividends reinvested	—	—	2,278,316	36,248,015
Shares redeemed	(19,363,446)	(480,122,029)	(55,164,105)	(952,793,980)
Net decrease	(13,245,192)	$(325,849,376)	(41,642,218)	$(716,897,345)

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

	FOR THE YEAR ENDED October 31, 2024		FOR THE YEAR ENDED October 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Dynamic Opportunities Fund
Class A:
Shares sold	155,591	$2,831,457	303,864	$4,949,391
Shares converted from Class C	57	902	2,112	34,236
Dividends reinvested	—	—	—	—
Shares redeemed	(823,858)	(14,756,674)	(1,544,548)	(24,730,592)
Net decrease	(668,210)	$(11,924,315)	(1,238,572)	$(19,746,965)
Class C:
Shares sold	58,789	$983,799	41,924	$608,209
Shares converted to Class A	(65)	(902)	(2,376)	(34,236)
Dividends reinvested	—	—	—	—
Shares redeemed	(279,614)	(4,382,864)	(236,227)	(3,387,279)
Net decrease	(220,890)	$(3,399,967)	(196,679)	$(2,813,306)
Class Z:
Shares sold	2,084,122	$39,194,601	4,640,220	$78,762,529
Dividends reinvested	—	—	—	—
Shares redeemed	(7,410,806)	(138,384,772)	(15,577,991)	(262,631,240)
Net decrease	(5,326,684)	$(99,190,171)	(10,937,771)	$(183,868,711)

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

	FOR THE YEAR ENDED October 31, 2024		FOR THE YEAR ENDED October 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Emerging Markets Fund
Class A:
Shares sold	104,460	$1,109,300	58,923	$545,736
Shares converted from Class C	152	1,548	794	7,143
Dividends reinvested	—	—	—	—
Shares redeemed	(69,328)	(732,001)	(108,089)	(983,843)
Net increase (decrease)	35,284	$378,847	(48,372)	$(430,964)
Class C:
Shares sold	673	$6,299	11,518	$99,533
Shares converted to Class A	(164)	(1,548)	(851)	(7,143)
Dividends reinvested	—	—	—	—
Shares redeemed	(80,683)	(779,706)	(46,577)	(403,196)
Net decrease	(80,174)	$(774,955)	(35,910)	$(310,806)
Class I:
Shares sold	597	$5,900	4,289	$39,782
Dividends reinvested	—	—	—	—
Shares redeemed	(89,424)	(859,336)	(70,599)	(637,625)
Net decrease	(88,827)	$(853,436)	(66,310)	$(597,843)
Class Z:
Shares sold	234,974	$2,446,459	755,971	$7,032,316
Dividends reinvested	2,533	25,858	—	—
Shares redeemed	(574,900)	(6,191,801)	(1,581,325)	(14,711,680)
Net decrease	(337,393)	$(3,719,484)	(825,354)	$(7,679,364)

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

	FOR THE YEAR ENDED October 31, 2024		FOR THE YEAR ENDED October 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Responsible Investing Fund
Class A:
Shares sold	215,995	$3,488,961	275,965	$3,674,974
Shares converted from Class C	6,866	113,288	15,474	212,591
Dividends reinvested	83,732	1,238,390	21,954	254,889
Shares redeemed	(551,832)	(9,040,912)	(404,632)	(5,104,016)
Net decrease	(245,239)	$(4,200,273)	(91,239)	$(961,562)
Class C:
Shares sold	9,265	$122,559	10,656	$116,190
Shares converted to Class A	(8,279)	(113,288)	(18,455)	(212,591)
Dividends reinvested	5,407	66,562	2,333	22,857
Shares redeemed	(60,469)	(821,506)	(106,753)	(1,152,120)
Net decrease	(54,076)	$(745,673)	(112,219)	$(1,225,664)
Class I:
Shares sold	5,691	$98,507	7,945	$102,214
Dividends reinvested	9,186	135,494	2,963	34,310
Shares redeemed	(60,769)	(984,992)	(73,294)	(972,728)
Net decrease	(45,892)	$(750,991)	(62,386)	$(836,204)
Class Z:
Shares sold	506,696	$8,332,723	427,721	$5,928,561
Dividends reinvested	61,174	938,406	12,859	154,046
Shares redeemed	(512,012)	(9,100,141)	(344,037)	(4,551,671)
Net increase	55,858	$170,988	96,543	$1,530,936
NOTE 7 — Income Tax Information:

The tax character of distributions paid during the year ended October 31, 2024 and the year ended October 31, 2023 was as follows:

	FOR THE YEAR ENDED October 31, 2024	FOR THE YEAR ENDED October 31, 2023
Alger Spectra Fund
Distributions paid from:
Ordinary Income	$—	$—
Long-term capital gains	—	76,440,192
Total distributions paid	$—	$76,440,192
Alger Dynamic Opportunities Fund
Distributions paid from:
Ordinary Income	—	—
Long-term capital gains	—	—
Total distributions paid	$—	$—

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

	FOR THE YEAR ENDED October 31, 2024	FOR THE YEAR ENDED October 31, 2023
Alger Emerging Markets Fund
Distributions paid from:
Ordinary Income	$25,975	$—
Long-term capital gains	—	—
Total distributions paid	$25,975	$—
Alger Responsible Investing Fund
Distributions paid from:
Ordinary Income	—	—
Long-term capital gains	2,436,663	509,750
Total distributions paid	$2,436,663	$509,750
As of October 31, 2024, the components of accumulated earnings (losses) on a tax basis were as follows:

Alger Spectra Fund
Undistributed ordinary income	$—
Undistributed long-term gains	222,721,945
Net accumulated earnings	222,721,945
Capital loss carryforwards	—
Late year ordinary income losses	(24,595,252)
Net unrealized appreciation	1,916,078,562
Total accumulated earnings	$2,114,205,255

Alger Dynamic Opportunities Fund
Undistributed ordinary income	$—
Undistributed long-term gains	—
Net accumulated earnings	—
Capital loss carryforwards	(46,191,964)
Late year ordinary income losses	—
Net unrealized appreciation	37,608,550
Total accumulated earnings	$(8,583,414)

Alger Emerging Markets Fund
Undistributed ordinary income	$98,276
Undistributed long-term gains	—
Net accumulated earnings	98,276
Capital loss carryforwards	(12,875,756)
Late year ordinary income losses	—
Net unrealized appreciation	3,224,755
Total accumulated earnings	$(9,552,725)

Alger Responsible Investing Fund
Undistributed ordinary income	$—

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

Alger Responsible Investing Fund
Undistributed long-term gains	$3,779,839
Net accumulated earnings	3,779,839
Capital loss carryforwards	—
Late year ordinary income losses	(277,772)
Net unrealized appreciation	67,183,601
Total accumulated earnings	$70,685,668
During the year ended October 31, 2024, the Alger Spectra Fund, Alger Dynamic Opportunities Fund and and the Alger Emerging Markets Fund, utilized capital loss carryforwards of $64,237,882, $24,424,608 and $1,624,255, respectively.
During the year ended October 31, 2024, the Dynamic Opportunities Fund and the Alger Emerging Markets Fund, for federal income tax purposes, had capital loss carryforwards of $46,191,964 and $12,875,756, respectively. These amounts will not be subject to expiration under the Regulated Investment Company Modernization Act of 2010, and these amounts may be applied against future net realized gains until their utilization.
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is determined annually and is attributable primarily to the tax deferral of losses on wash sales, U.S. Internal Revenue Code Section 988 currency transactions, tax treatment of partnership investments, the realization of unrealized appreciation of passive foreign investment companies, and the return of capital from real estate investment trust investments.
The Funds accrue tax on unrealized gains in foreign jurisdictions that impose a foreign capital tax, if applicable.
Permanent differences, primarily from net operating losses and real estate investment trusts and partnership investments sold by the Funds, resulted in the following reclassifications among the Funds’ components of net assets at October 31, 2024:

Alger Spectra Fund
Distributable earnings	$3,839,149
Paid-in Capital	$(3,839,149)

Alger Dynamic Opportunities Fund
Distributable earnings	$168,403
Paid-in Capital	$(168,403)

Alger Emerging Markets Fund
Distributable earnings	$68
Paid-in Capital	$(68)

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

Alger Responsible Investing Fund
Distributable earnings	$(254,841)
Paid-in Capital	$254,841
NOTE 8 — Fair Value Measurements:

The following is a summary of the inputs used as of October 31, 2024 in valuing the Funds' investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger Spectra Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$530,551,038	$530,551,038	$—	$—
Consumer Discretionary	552,298,620	528,753,791	23,544,829	—
Consumer Staples	11,805,717	11,805,717	—	—
Energy	23,026,096	23,026,096	—	—
Financials	152,481,119	152,481,119	—	—
Healthcare	285,118,325	285,118,325	—	—
Industrials	371,919,064	371,919,064	—	—
Information Technology	1,640,243,916	1,640,243,916	—	—
Materials	32,786,611	32,786,611	—	—
Real Estate	10,132,659	10,132,659	—	—
Utilities	60,096,236	60,096,236	—	—
TOTAL COMMON STOCKS	$3,670,459,401	$3,646,914,572	$23,544,829	$—
PREFERRED STOCKS
Healthcare	— [1]	—	—	— [1]
Information Technology	16,953,271	—	—	16,953,271
TOTAL PREFERRED STOCKS	$16,953,271	$—	$—	$16,953,271
REAL ESTATE INVESTMENT TRUST
Real Estate	42,664,323	42,664,323	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	10,361,871	—	—	10,361,871
SHORT-TERM INVESTMENTS
Money Market Funds	87,907	87,907	—	—
TOTAL INVESTMENTS IN SECURITIES	$3,740,526,773	$3,689,666,802	$23,544,829	$27,315,142

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

Alger Spectra Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SECURITIES SOLD SHORT
COMMON STOCKS
Communication Services	$(8,817,019)	$(5,278,300)	$(3,538,719)	$—
Consumer Discretionary	(46,611,947)	(46,611,947)	—	—
Consumer Staples	(16,830,347)	(16,830,347)	—	—
Energy	(7,123,522)	(7,123,522)	—	—
Exchange Traded Funds	(53,456,409)	(53,456,409)	—	—
Healthcare	(21,392,687)	(21,392,687)	—	—
Industrials	(23,397,399)	(23,397,399)	—	—
Information Technology	(41,088,281)	(41,088,281)	—	—
Market Indices	(41,667,803)	(41,667,803)	—	—
Materials	(20,623,255)	(20,623,255)	—	—
TOTAL COMMON STOCKS	$(281,008,669)	$(277,469,950)	$(3,538,719)	$—

Alger Dynamic Opportunities Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$16,935,312	$16,935,312	$—	$—
Consumer Discretionary	20,229,141	19,640,498	588,643	—
Energy	1,519,793	1,519,793	—	—
Financials	14,523,837	14,523,837	—	—
Healthcare	28,308,314	25,241,281	—	3,067,033
Industrials	34,344,984	34,344,984	—	—
Information Technology	39,463,595	39,463,595	—	—
Materials	127,353	127,353	—	—
Real Estate	4,994,961	4,994,961	—	—
Utilities	2,610,378	2,610,378	—	—
TOTAL COMMON STOCKS	$163,057,668	$159,401,992	$588,643	$3,067,033
PREFERRED STOCKS
Healthcare	998,670 [1]	—	—	998,670 [1]
Information Technology	1,977,481	—	—	1,977,481
TOTAL PREFERRED STOCKS	$2,976,151	$—	$—	$2,976,151
RIGHTS
Healthcare	39,094	—	—	39,094
SPECIAL PURPOSE VEHICLE
Information Technology	1,281,657	—	—	1,281,657
SHORT-TERM INVESTMENTS
Money Market Funds	17,370,255	17,370,255	—	—
U.S. Treasury Obligations	16,971,270	16,971,270	—	—
TOTAL SHORT-TERM INVESTMENTS	$34,341,525	$34,341,525	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$201,696,095	$193,743,517	$588,643	$7,363,935
FINANCIAL DERIVATIVE INSTRUMENTS - ASSETS
OTC Contracts for difference	580,148	—	580,148	—

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

Alger Dynamic Opportunities Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SECURITIES SOLD SHORT
COMMON STOCKS
Communication Services	$(2,845,940)	$(2,845,940)	$—	$—
Consumer Discretionary	(8,981,647)	(8,981,647)	—	—
Consumer Staples	(3,950,448)	(3,950,448)	—	—
Exchange Traded Funds	(2,394,748)	(2,394,748)	—	—
Financials	(3,353,114)	(3,353,114)	—	—
Healthcare	(4,673,726)	(4,673,726)	—	—
Industrials	(6,162,334)	(6,162,334)	—	—
Information Technology	(13,166,277)	(13,166,277)	—	—
Market Indices	(709,027)	(709,027)	—	—
Materials	(2,110,002)	(2,110,002)	—	—
Real Estate	(320,209)	(320,209)	—	—
TOTAL COMMON STOCKS	$(48,667,472)	$(48,667,472)	$—	$—
REAL ESTATE INVESTMENT TRUST
Real Estate	(449,978)	(449,978)	—	—
TOTAL SECURITIES SOLD SHORT	$(49,117,450)	$(49,117,450)	$—	$—

Alger Emerging Markets Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$1,345,169	$—	$1,345,169	$—
Consumer Discretionary	4,723,138	2,080,388	2,642,750	—
Consumer Staples	1,802,946	901,542	901,404	—
Energy	288,259	288,259	—	—
Financials	2,198,824	1,636,277	562,547	—
Healthcare	1,411,352	297,884	1,113,468	—
Industrials	1,895,696	189,548	1,706,148	—
Information Technology	4,200,672	855,144	3,345,528	—
Real Estate	461,635	—	461,635	—
Utilities	362,049	—	362,049	—
TOTAL COMMON STOCKS	$18,689,740	$6,249,042	$12,440,698	$—
SHORT-TERM INVESTMENTS
Money Market Funds	257,902	257,902	—	—
TOTAL INVESTMENTS IN SECURITIES	$18,947,642	$6,506,944	$12,440,698	$—

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

Alger Responsible Investing Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$8,622,693	$8,622,693	$—	$—
Consumer Discretionary	11,922,114	11,922,114	—	—
Consumer Staples	1,763,834	1,763,834	—	—
Financials	6,743,011	6,743,011	—	—
Healthcare	8,152,994	8,152,994	—	—
Industrials	6,513,758	6,513,758	—	—
Information Technology	46,708,387	46,708,387	—	—
Materials	1,174,491	1,174,491	—	—
Utilities	1,362,222	1,362,222	—	—
TOTAL COMMON STOCKS	$92,963,504	$92,963,504	$—	$—
REAL ESTATE INVESTMENT TRUST
Real Estate	1,581,603	1,581,603	—	—
SHORT-TERM INVESTMENTS
Money Market Funds	340,406	340,406	—	—
TOTAL INVESTMENTS IN SECURITIES	$94,885,513	$94,885,513	$—	$—

[1]
Alger Spectra Fund's and Alger Dynamic Opportunities Fund's holdings of Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of October 31, 2024.

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Spectra Fund	Preferred Stocks
Opening balance at November 1, 2023	$7,111,465*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(399,796)
Purchases and Sales/Distributions
Purchases	10,241,602
Sales/Distributions	—
Closing balance at October 31, 2024	16,953,271*
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2024**	$(399,796)

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Spectra Fund	Special Purpose Vehicle
Opening balance at November 1, 2023	$10,980,063
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(618,192)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at October 31, 2024	10,361,871
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2024**	$(618,192)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Common Stocks
Opening balance at November 1, 2023	$3,628,822
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	57,031
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	(618,821)***
Closing balance at October 31, 2024	3,067,033
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2024**	$57,031

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Preferred Stocks
Opening balance at November 1, 2023	$—*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	379,850
Purchases and Sales/Distributions
Purchases	2,596,301***
Sales/Distributions	—
Closing balance at October 31, 2024	2,976,151*
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2024**	$379,850

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Rights
Opening balance at November 1, 2023	$85,753
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(46,659)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at October 31, 2024	39,094
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2024**	$(46,659)

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Special Purpose Vehicle
Opening balance at November 1, 2023	$1,358,121
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(76,464)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at October 31, 2024	1,281,657
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2024**	$(76,464)

*	Includes securities that are fair valued at zero.
**	Net change in unrealized appreciation (depreciation) is included in the net change in unrealized appreciation (depreciation) on investments in the accompanying Statement of Operations.
***
On February 6, 2024, Impulse Dynamics PLC Class E converted to Impulse Dynamics Series A common stock and
Impulse Dynamics Series F-1 preferred stock. For the fiscal year ended October 31, 2024, all Impulse Dynamics PLC
Class E was common stock.

The following table provides quantitative information about each Fund's Level 3 fair value measurements of its investments as of October 31, 2024. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to each Fund's fair value measurements.

	Fair Value October 31, 2024	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
Alger Spectra Fund
Preferred Stocks	$—**	Income Approach	Discount Rate	100.00%	N/A*
	6,711,669	Market Approach	Revenue Multiple	9.50x	N/A*
	10,241,602	Market Approach	Transaction Price***	N/A	N/A*
Special Purpose Vehicle	10,361,871	Market Approach	Revenue Multiple	9.50x	N/A*
Alger Dynamic Opportunities Fund
Common Stocks	3,067,033	Market Approach	Revenue Multiple	25.82x	N/A*

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

	Fair Value October 31, 2024	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
Preferred Stocks	$—**	Income Approach	Discount Rate	100%	N/A*
	1,977,481	Market Approach	Transaction Price***	N/A	N/A*
	998,670	Market Approach	Revenue Multiple	25.82x	N/A*
Rights	39,094	Income Approach	Discount Rate Probability of Success	6.77%-7.17% 0.00%-15.00%	N/A* N/A*
Special Purpose Vehicle	1,281,657	Market Approach	Revenue Multiple	9.50x	N/A*

*	Each security type listed and respective valuation methodology and unobservable input, represents only one investment.
**	Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of October 31, 2024.
***
Fair value was determined based on the recent acquisition price (transaction price) as a best measure of fair value with no material changes in valuation assumptions since the acquisition date of  October 23, 2024.

The significant unobservable inputs used in the fair value measurement of each Fund's securities are revenue and EBITDA multiples, discount rates, and the probability of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probability of success result in lower fair value measurements.  For the year ended October 31, 2024, there were no changes in valuation methodology on Level 3 investments.
NOTE 9 — Derivatives:

FASB Accounting Standards Codification 815 – Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.
Options — The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, the Funds may also buy and sell call and put options on equities and equity indexes. The Funds may also purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds may also purchase put options in order

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

to protect from significant market declines that may occur over a short period of time. The Funds may also write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the year ended October 31, 2024, options were used in accordance with these objectives.
The Funds’ option contracts were not subject to any rights of offset with any counterparty. All of the Funds’ options were exchange traded which utilize a clearinghouse that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.  The purchased options included on the Statements of Assets and Liabilities are exchange traded and not subject to offsetting.
For the year ended October 31, 2024, Alger Spectra Fund had option purchases of $764,401 and option sales of $481,086. The average notional volume of contracts for purchased options and written options for the year ended October 31, 2024 was $41,396 and $0, respectively. Options were held during one month of the period. For the year ended October 31, 2024, Alger Dynamic Opportunities Fund had option purchases of $1,719,216 and option sales of $76,356. The average notional volume of contracts for purchased options and written options for the year ended October 31, 2024 was $34,209,192 and $23,749,386, respectively. Options were held during seven months of the period.
The effect of derivative instruments on the accompanying Statements of Operations for the year ended October 31, 2024, is as follows:

NET REALIZED GAIN/(LOSS) ON OPTIONS
Alger Spectra Fund

Purchased Options(a)	$(283,315)
Alger Dynamic Opportunities Fund

Purchased Options(a)	$(1,003,847)
Written Options(a)	$589,564
Total	$(414,283)

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON OPTIONS
Alger Dynamic Opportunities Fund
Purchased Options(a)	$(82,443)
Written Options(a)	$(61,834)
Total	$(144,277)

(a)	Equity priced contracts
Contracts for Difference — The Funds may enter into CFDs. CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate. With a short CFD, a Fund is seeking to profit from a decrease in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of the CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require a Fund to deposit additional sums to cover this decline in value, and the margin call may be made at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss which a Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded OTC. CFDs are not registered with the SEC or any U.S. regulator, and are not subject to U.S. regulation. In a short position, a Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFD.

	ASSET DERIVATIVES 2024		LIABILITY DERIVATIVES 2024
Alger Dynamic Opportunities Fund

OTC CFDs(a)	Assets Fair Value	$580,148	Liabilities Fair Value	$—
Total		$580,148		$—
(a) Equity priced contracts

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

For the year ended October 31, 2024, the average monthly notional amount of OTC CFDs for Alger Dynamic Opportunities Fund was $1,181,229. OTC CFDs were held during 12 months of the period. The effect of OTC CFDs on the accompanying Statement of Operations for the October 31, 2024 was as follows:

NET REALIZED GAIN/(LOSS) ON CFDs
Alger Dynamic Opportunities Fund
OTC CFDs	$(2,240,810)
Total	$(2,240,810)

NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON CFDs
Alger Dynamic Opportunities Fund
OTC CFDs(a)	$1,019,745
Total	$1,019,745
(a) Equity priced contracts
Disclosure about Offsetting Assets and Liabilities — In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, the Investment Manager may, on behalf of the Funds, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The ISDA Master Agreement may give a Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statements of Assets and Liabilities across the transactions between a Fund and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of a Fund’s credit risk to such counterparty equal to any amounts payable by a Fund under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction.
Cash collateral that has been received or pledged to cover obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of a Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

pledged. The portion of such collateral representing cash, if any, is reflected as deposits with counterparties and, in the case of cash pledged by a counterparty for the benefit of a Fund, as a corresponding liability in the Statements of Assets and Liabilities. Securities pledged by a Fund as collateral, if any, are identified as such in the Schedule of Investments. The carrying amount of such deposits due to brokers at October 31, 2024 approximated their fair value. If measured at fair value, such deposits would have been considered as Level 2 in the fair value hierarchy.
The following table presents the Funds’ gross and net amounts of assets and liabilities, by derivative type, available for offset under a master netting agreement, or similar agreement as of October 31, 2024:

Alger Dynamic Opportunities Fund
	Assets	Liabilities
	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities
OTC CFDs(a)	$580,148	$—
Total	$580,148	$—
(a) Equity priced contracts
The following table presents the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under master netting or similar agreements, and net of related collateral received or pledged as of October 31, 2024:

Alger Dynamic Opportunities Fund

Counterparty	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities(a)	Financial Instruments Available for Offset	Collateral Pledged(b)	Net Amount(c) (Not Less than $0)
BNP Paribas	$580,148	$—	$—	$580,148

(a)
Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that are not offset on the Statements of Assets and Liabilities.

(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

NOTE 10 — Principal Risks:

Alger Spectra Fund - Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases and similar public health threats, recessions, or other events could have a significant impact on investments. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. Short sales could increase market exposure, magnifying losses and increasing volatility. Leverage increases volatility in both up and down markets and its costs may exceed the returns of borrowed securities. Active trading may increase transaction costs, brokerage commissions, and taxes, which can lower the return on investment.  At times, cash may be a larger position in the portfolio and may underperform relative to equity securities.
Alger Dynamic Opportunities Fund - Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases and similar public health threats, recessions, or other events could have a significant impact on investments. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Options and short sales could increase market exposure, magnifying losses and increasing volatility. Assets may be invested in Financial Derivatives Instruments (FDIs) such as Total Return Swaps (TRS) or options, which involve risks including possible counterparty default, illiquidity, and the risk of losses greater than if they had not been used. Issuers of convertible securities may be more sensitive to economic changes. Investing in companies of small capitalizations involves the

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. Leverage increases volatility in both up and down markets and its costs may exceed the returns of borrowed securities. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. Active trading may increase transaction costs, brokerage commissions, and taxes, which can lower the return on investment.  At times, cash may be a larger position in the portfolio and may underperform relative to equity securities.
Alger Emerging Markets Fund - Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases and similar public health threats, recessions, or other events could have a significant impact on investments. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Foreign securities, Frontier Markets, and Emerging Markets involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. Assets may be focused in a small number of holdings, making them susceptible to risks associated with a single economic, political or regulatory event than a more diversified portfolio. Investing in companies of small capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. Active trading may increase transaction costs, brokerage commissions, and taxes, which can lower the return on investment.  At times, cash may be a larger position in the portfolio and may underperform relative to equity securities.
Alger Responsible Investing Fund - Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Fund dividends and distributions. Local, regional or global events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases and similar public health threats, recessions, or other events could have a significant impact on investments. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. The environmental,

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

social and governance investment criteria may limit the number of investment opportunities available, and as a result, returns may be lower than vehicles not subject to such considerations. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments.  At times, cash may be a larger position in the portfolio and may underperform relative to equity securities.
NOTE 11 — Affiliated Securities:

During the year ended October 31, 2024, as disclosed in the following table, certain Funds held 5% or more of the outstanding voting securities of the issuers listed below. As such, these issuers were “affiliated persons” of the applicable Fund(s) for purposes of the 1940 Act. Transactions during the year ended October 31, 2024 with such affiliated persons are summarized below. During this year, other Funds in the Trust may also have held voting shares of the issuers at levels below 5%.

Security	Shares Held at October 31, 2023	Shares Purchased	Shares Sold	Shares Held at October 31, 2024	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at October 31, 2024
Alger Spectra Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D1	2,912,012	—	—	2,912,012	$—	$—	$—	$—
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A2	—	—	—	—	—	—	(381,204)	6,386,562
Crosslink Ventures C, LLC, Cl. B2	—	—	—	—	—	—	(237,168)	3,975,309
Total	2,912,012	—	—	2,912,012	$—	$—	$(618,372)	$10,361,871

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

Security	Shares Held at October 31, 2023	Shares Purchased	Shares Sold	Shares Held at October 31, 2024	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at October 31, 2024
Alger Dynamic Opportunities Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D1	41,418	—	—	41,418	$—	$—	$—	$—
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A2	—	—	—	—	—	—	(47,952)	803,751
Crosslink Ventures C, LLC, Cl. B2	—	—	—	—	—	—	(28,512)	477,906
Total	41,418	—	—	41,418	$—	$—	$(76,464)	$1,281,657

[1]	Prosetta Biosciences, Inc. Series D is no longer to be deemed an affiliate of the Funds because the Funds and Prosetta Biosciences Inc., Series D is no longer under common control.
[2]
The Alger Fund Complex and other entities managed by Alger Management fully own Crosslink Ventures C, LLC,
Class A and Crosslink Ventures C, LLC, Class B. There were no capital increases or decreases for the year ended
October 31, 2024.

NOTE 12 — Subsequent Events:

Alger Management of each Fund has evaluated events that have occurred subsequent to October 31, 2024, through the issuance date of the Financial Statements. No material events have been identified which require recognition and/or disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of The Alger Funds II:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of The Alger Funds II comprised of Alger Spectra Fund, Alger Dynamic Opportunities Fund, Alger Emerging Markets Fund, and Alger Responsible Investing Fund (collectively, the “Funds”), including the schedules of investments, as of October 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds constituting The Alger Funds II as of October 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
New York, New York
December 23, 2024
We have served as the auditor of one or more investment companies within the Alger group of investment companies since 2009.

THE ALGER FUNDS II
OTHER INFORMATION (Unaudited)

Tax information

Alger Responsible Investing Fund designates $2,436,663 as approximate amounts of capital gain dividend for the purpose of the dividends paid deduction.  Per Section 853 of the Internal Revenue Code, the Alger Emerging Markets Fund paid $76,444 in foreign taxes on $447,104 of recognized foreign source income. For the year ended October 31, 2024, certain dividends paid by the Funds may be subject to a maximum rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, 100.00% of Alger Emerging Markets Fund's dividends may be considered qualified dividend income.
Shareholders should not use the above information to prepare their tax returns. Since the Funds' fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2024. Such notification, which will reflect the amount to be used by tax payers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 2025. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in a Fund.

THE ALGER FUNDS II
OTHER INFORMATION (Unaudited) (Continued)

Proxy Voting Policies

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities and the proxy voting record is available, without charge, by calling (800) 992-3863 or online on the Funds' website at http://www.alger.com or on the SEC’s website at http://www.sec.gov.
Fund Holdings

The Board has adopted policies and procedures relating to disclosure of the Funds' portfolio securities. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Funds.
Generally, the policies prohibit the release of information concerning portfolio holdings, which have not previously been made public, to individual investors, institutional investors, intermediaries that distribute the Funds' shares and other parties which are not employed by the Investment Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Funds) are acceptable.
The Funds file their complete schedules of portfolio holdings with the SEC semi-annually in shareholder reports on Form N-CSR and after the first and third fiscal quarters as an exhibit to its reports on Form N-PORT. The Funds' Forms N-CSR and N-PORT are available online on the SEC’s website at www.sec.gov.
In addition, the Funds make publicly available their month-end top 10 holdings with a 10 day lag and their month-end full portfolio with a 60 day lag on their website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers). No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.
In accordance with the foregoing, the Funds provide portfolio holdings information to third parties including financial intermediaries and service providers who need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Funds will communicate with these third parties to confirm that they understand the Funds' policies and procedures regarding such disclosure. These agreements must be approved by the Trust's Chief Compliance Officer.
The Board periodically reviews a report disclosing the third parties to whom each Fund's holdings information has been disclosed and the purpose for such

THE ALGER FUNDS II
OTHER INFORMATION (Unaudited) (Continued)

disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Funds and its shareholders.
In addition to material the Funds routinely provides to shareholders, the Investment Manager may make additional statistical information available regarding the Alger Family of Funds.
Such information may include, but not be limited to, relative weightings and characteristics of the a Fund versus an index (such as P/E ratio, alpha, beta, capture ratio, maximum drawdown, standard deviation, EPS forecasts, Sharpe ratio, information ratio, R-squared, and market cap analysis), security specific impact on overall portfolio performance, month-end top ten contributors to and detractors from performance, portfolio turnover, and other similar information. Shareholders should visit www.alger.com or may also contact the Funds at (800) 992-3863 to obtain such information.

THE ALGER FUNDS II

100 Pearl Street, 27th Floor
New York, NY 10004
(800) 992-3863
www.alger.com
Investment Manager

Fred Alger Management, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Sub-Advisers

Weatherbie Capital, LLC
265 Franklin Street, Suite 1603
Boston, MA 02110Redwood Investments, LLC
265 Franklin Street, Suite 1603
Boston, MA 02110
Distributor

Fred Alger & Company, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Transfer Agent and Dividend Disbursing Agent

UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
Custodian

The Bank of New York
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm

Deloitte & Touche LLP
30 Rockefeller Plaza
New York, NY 10112
This report is submitted for the general information of the shareholders of the series of The Alger Funds II. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Fund, which contains information concerning the Fund’s investment policies, fees and expenses as well as other pertinent information.

Inspired by Change, Driven by Growth.

AFIIAR

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

The Alger Funds II – Proxy Results
A special meeting of shareholders was held on August 16, 2024, for shareholders of record as of June 13, 2024, to elect Trustees to the Trust’s Board.
Shareholders approved the Trustees* as follows:

	Votes For	Votes Withheld	Abstentions	Broker Non-Votes
Jean Brownhill	101,814,224.004	1,690,588.680	0	N/A
Susan L. Moffet	101,853,964.568	1,650,848,116	0	N/A
Jay C. Nadel	101,536,561.328	1,968,251.356	0	N/A
David Rosenberg	101,429,234.789	2,075,577.895	0	N/A
* Denotes Trust-wide proposal and voting results.
The other Trustees of the Trust had previously been elected by shareholders and, therefore, were not seeking election at the special meeting.  These Trustees are Hilary M. Alger, Charles F. Baird, Jr., and Nathan E. Saint-Amand.

Item 10. Remuneration Paid to Directors,Officers, and Others of Open-End Management Investment Companies

Remuneration paid to directors, officers and others is included in the Statementof Operations under the line items “Trustee fees” and “Investment advisory fees”as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At a meeting held on September 17, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of The Alger Funds II (the “Trust”), including a majority of the trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), reviewed and approved the continuation of the investment advisory agreement between Fred Alger Management, LLC (“Alger”) and the Trust, on behalf of Alger Spectra Fund, Alger Dynamic Opportunities Fund, Alger Emerging Markets Fund and Alger Responsible Investing Fund, (each, a “Fund”), (the “Investment Advisory Agreement”), and the investment sub-advisory agreement between Alger and Weatherbie Capital, LLC (“Weatherbie”), an affiliate of Alger, on behalf of Alger Dynamic Opportunities Fund (the “Sub-Advisory Agreement,” and together with the Investment Advisory Agreement,” the “Management Agreements,” and each, a “Management Agreement”), for an additional one-year period. The investment sub-advisory agreement between Alger and Redwood Investments, LLC (“Redwood”), an affiliate of Alger, on behalf of Alger Emerging Markets Fund, is in its initial term through September 2025 and was therefore not considered for renewal by the Board.  Alger and Weatherbie are collectively referred to herein as the “Manager.”
In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by the Manager and its representatives at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information the Manager provided in response to a request for information Independent Trustee counsel submitted to the Manager on behalf of the Independent Trustees in connection with the Board’s annual contract consideration, as well as information provided in response to a supplemental request from Independent Trustee counsel on behalf of the Independent Trustees. The materials for the Meeting included reports that included extensive analyses of the Funds and the Manager from FUSE Research Network LLC (“FUSE”), an independent consulting firm. The Board also received a presentation from FUSE representatives at the Meeting and, among other things, received a description of the methodology FUSE used to select the mutual funds included in each Fund’s Peer Universe and Peer Group (as described below). At a prior meeting held on September 3, 2024, the Independent Trustees met with representatives from FUSE to discuss an overview and the methodology of the reports prepared by FUSE.
The Independent Trustees received advice from, and met separately with, their Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement.  The Independent Trustees also received a memorandum from Independent Trustee counsel discussing the legal standards and their duties in considering the continuation of the Management Agreements, and counsel reviewed those standards with the Independent Trustees during

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

their separate meeting. The Independent Trustees also met separately with senior management of Alger, during which time the Independent Trustees discussed various matters related to proposed continuation of the Management Agreements.
The Board reviewed the materials provided and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the short- and long-term investment performance of each Fund; (iii) the costs of the services the Manager provided and profits it realized; (iv) the extent to which the Manager realizes economies of scale as a Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund shareholders.  The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.  The Board considered the information provided to it about the Funds together, and with respect to each Fund separately, as the Board deemed appropriate.
In the discussions that follow, reference is made to the “median” in the Peer Group and Peer Universe categories.  With respect to performance, below median performance represents performance that is worse relative to the median, and above median performance represents performance that is better relative to the median of the funds in the relevant Performance Universe.  With respect to expenses, below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the relevant Expense Group (as described below).  FUSE information is calculated on a share class basis.  References appearing below with regard to a Fund’s performance results and comparative fees and expenses generally relate to Class A shares of the Fund (each Fund’s oldest share class).
In particular, in approving the continuance of each Management Agreement, the Board considered the following factors:
Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager to the Funds.  This information included, among other things, the qualifications, background and experience of the professional personnel who perform services for the Funds; the structure of investment professional compensation; oversight of third-party service providers, including a Fund’s sub-adviser; short- and long-term investment performance, fee and expense information; fees and payments to affiliates and intermediaries for fund administration, transfer agency and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager; and the range of advisory fees the

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Manager charges to other funds and accounts under its management, including the Manager’s explanation of differences among such funds and accounts and the Funds, where relevant.  The Board noted that it received information at regular meetings throughout the year regarding the services rendered by the Manager concerning the management of each Fund’s affairs, including certain portfolio manager presentations, and Alger’s role in coordinating and overseeing providers of other services to the Funds. The Board also noted the work undertaken by the Manager with respect to implementing new regulatory requirements applicable to the Funds.
The Board noted Alger’s history and expertise in the “growth” style of investment management, as well as Alger’s consistency in applying its “growth” style investment philosophy and process. With respect to the Alger Emerging Markets Fund and the Alger Dynamic Opportunities Fund, the Board also considered the investment approach of each Fund’s sub-adviser. The Board noted the length of time the Manager has provided services as an investment adviser (or sub-adviser, as applicable) to a Fund. The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a Fund that is part of the Alger Family of Funds. The Board noted the continuing strong financial position of the Manager and its commitment to its fund, and  overall, business.
Following consideration of such information, the Trustees determined that they remain satisfied with the nature, extent and quality of services provided by the Manager to the Funds under the Management Agreements.
Fund Performance

The Board reviewed and considered the performance results of each Fund over various time periods ended June 30, 2024. The Board considered the performance returns for each Fund in comparison to the performance returns of a universe of mutual funds deemed comparable to the Fund based on various investment, operational, and pricing characteristics (“Peer Universe”), and a group of mutual funds from within such Peer Universe deemed comparable to the Fund based primarily on investment strategy similarity (“Peer Group”), each as selected by FUSE, as well as to the Fund’s benchmark index. The Board noted the Manager’s statement that long-term performance could be impacted by one period of significant outperformance or underperformance.
The Board also reviewed and considered Fund performance reports provided by management and discussions that occurred with investment personnel and Alger senior management at Board meetings throughout the year. The Board further noted that representatives of Alger review with the Trustees the recent and longer-term performance of each Fund, including contributors to, and detractors from, Fund performance at every quarterly meeting of the Board throughout the year. In considering the Funds’ performance generally, the Board observed the Manager’s consistency in implementing its growth style investment process and

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

philosophy for the Funds and considered how a strategy’s “growthiness” as compared to peers can impact relative performance results, even among comparisons that either FUSE or the Manager already have identified as having growth characteristics. In this regard, the Board considered information provided by FUSE on a Fund’s “style factor,” reflecting a three-year average of Morningstar's Raw Growth-Value score to indicate a value or growth bias as compared to the Fund’s Peer Group and benchmark.
The Trustees concluded that each Fund’s performance was acceptable.  Further discussion of the Board’s considerations with respect to each Fund’s performance is set forth below.
           Alger Spectra Fund. The Board noted that the Fund’s annualized total return for the one-year period outperformed the median of its Peer Group, and for the three-, five- and 10-year periods underperformed the median of its Peer Group. The Board also noted that the Fund’s annualized total return for the one-year period was in the first quartile of its Peer Universe, and for the three‑, five-, and 10-year periods was in the third quartile of its Peer Universe. In this regard, the Board considered FUSE’s commentary that the Fund has produced exceptional one-year performance results and that all cap growth strategies with the lowest “growth” bent significantly outperformed their growthier peers during the previous three years, which contributed to the Fund’s lagging relative underperformance during such period.
Alger Dynamic Opportunities Fund. The Board noted that the Fund’s annualized total return for the one-, five-, and 10-year periods outperformed the median of its Peer Group, and for the three-year period underperformed the median of its Peer Group. The Board also noted that the Fund’s annualized total return for the one- and five-year periods was in the second quartile of its Peer Universe, for the three- year period was in the fourth quartile of its Peer Universe, and for the 10-year period was in the first quartile of its Peer Universe.
           Alger Emerging Markets Fund. The Board noted that the Fund’s annualized total return for the one-year period outperformed the median of its Peer Group, and for the three-, five- and 10-year periods underperformed the median of its Peer Group. The Board also noted that the Fund’s annualized total return for the one- and five-year periods was in the second quartile of its Peer Universe, for the three-year period was in the fourth quartile of its Peer Universe and for the 10-year period was in the third quartile of its Peer Universe. The Board considered FUSE’s commentary regarding the Fund’s improved near-term performance and how the Fund’s growth bias contributed to underperformance relative to the broad emerging markets universe during the last three years. The Board also noted that as of February 1, 2024, Redwood became the sub-adviser to the Fund. In this regard, the Board noted that although the sub-advisory agreement with Redwood was not being considered for renewal, the Fund’s performance reflects that of Redwood for periods on and after February 1, 2024.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

           Alger Responsible Investing Fund. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods outperformed or was equal to the median of its Peer Group. The Board also noted that the Fund’s annualized total return for the one- and 10-year periods was in the third quartile of its Peer Universe, and for the three- and five-year periods was in the second quartile of its Peer Universe.
Comparative Fees and Expenses

For each Fund, the Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to Alger in light of the nature, extent and quality of the services provided by Alger pursuant to the Investment Advisory Agreement, and considered the actual fee rate (after taking any waivers and reimbursements into account) payable by the Fund (the “Actual Management Fee”). For the Alger Dynamic Opportunities Fund, the Board also reviewed and considered the sub-advisory fee payable to Weatherbie by Alger out of the management fee Alger receives from the Alger Dynamic Opportunities Fund in light of the nature, extent and quality of the services provided by Weatherbie pursuant to the Sub-Advisory Agreement. The Board also reviewed and considered fee waiver and/or expense reimbursement arrangements for each Fund, and specific share classes thereof, as applicable, including representations from Alger that any such waivers and/or reimbursements do not, and are not currently expected to, result in cross-subsidization by one share class of another share class of a Fund.  Additionally, the Board received and considered information comparing each Fund’s Contractual Management Fee, Actual Management Fee and overall expenses, including administrative fees payable to Alger, with those of the funds in the Peer Group provided by FUSE.  The Board reviewed the methodology used by FUSE in calculating expense information, including that, for purposes of the comparisons below, the Contractual Management Fee used by FUSE for the Fund and peers includes the advisory fee and administrative fee (if a fund reports both). The Board considered limitations with respect to the comparative fee and expense information included in the reports prepared by FUSE, including that the reports reflected information for a specific period and that historical asset levels and expenses may differ from current levels.
The Board discussed the factors that could contribute to each Fund’s Contractual Management Fee, Actual Management Fee or total expenses being above or below the median of the Fund’s Peer Group, including, for example, the specialized nature of a Fund’s strategy. The Board concluded that the Contractual Management Fee charged to each Fund, and the sub-advisory fee payable to Weatherbie for the Alger Dynamic Opportunities Fund, is reasonable in relation to the services rendered by the Manager and is the product of arm’s length negotiations. Further discussion of the Board’s considerations with respect to each Fund’s comparative fees and expenses is set forth below.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Alger Spectra Fund. The Board noted that the Fund’s Contractual Management Fee and the Fund’s total expenses were above the median and in the fourth (most expensive) quartile of its Peer Group. The Board noted FUSE’s remarks about the specialized nature of the strategy.
Alger Dynamic Opportunities Fund. The Board noted that the Fund’s Contractual Management Fee was below the median and in the second quartile of its Peer Group, and that total expenses were above the median and in the fourth (most expensive) quartile of its Peer Group.  The Board noted FUSE’s remarks that Alger has contractually agreed to limit other expenses of the Fund, inclusive of dividend expense on short sales and net borrowing costs, while funds in the Peer Group exclude short sale costs from their expense caps, if any.  Because of this exclusion by the Peer Group, the Fund compares worse against its Peer Group because FUSE excludes non-operating expenses from total expense comparisons.  The Board also noted that, with respect to the portion of the Fund’s portfolio managed by Weatherbie, Weatherbie is paid by Alger out of the management fee Alger receives from the Fund.
Alger Emerging Markets Fund. The Board noted that the Fund’s Contractual Management Fee was below the median and in the first (least expensive) quartile of its Peer Group, and that total expenses were above the median and in the fourth (most expensive) quartile of its Peer Group. The Board also noted FUSE’s remarks that the Fund’s level of total expenses relative to peers is largely due to a low asset base contributing to significantly higher other operating expenses compared to peers. The Board also noted FUSE’s remarks about the specialized nature of the strategy. The Board also considered Alger’s agreement to limit other expenses of the Fund. The Board also noted that, with respect to the Fund, Redwood is paid by Alger out of the management fee Alger receives from the Fund.
Alger Responsible Investing Fund. The Board noted that the Fund’s Contractual Management Fee was above the median and in the third quartile of its Peer Group, and that total expenses were above the median and in the fourth (most expensive) quartile of its Peer Group. The Board considered FUSE’s commentary that the Fund’s strategy is highly unique in providing an ESG investment option to investors also seeking Alger’s growth style.
In connection with its consideration of each Fund’s fees payable under the Management Agreement, the Board also received information on the range of fees charged by the Manager for funds and accounts of a similar investment strategy to each Fund that are under its management. The Board noted management’s explanation that comparisons with such accounts may be of limited relevance given the different structures and regulatory requirements of mutual funds, such as the Funds, versus those accounts and the differences in the levels of services required by the Funds as compared to those accounts.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Profitability

The Board reviewed and considered information regarding the profits realized by Alger in connection with the operation of each Fund. In this respect, the Board considered overall profitability as well as the profits of Alger in providing investment management and other services to each Fund during the year ended June 30, 2024. The Board also noted management’s representations that the Manager is not profitable with respect to certain Funds. The Board also reviewed the profitability methodology and any changes thereto, noting that management maintains a consistent methodology year to year. The Board considered FUSE’s view that Alger’s expense allocation policies are reasonable and align with accepted industry practices. The Board also reviewed Alger’s profitability in comparison to certain investment advisory peers, noting related limitations with respect to such comparison. The Board noted that Alger compensates Weatherbie from its fee and that Alger provided profitability information with respect to Alger Dynamic Opportunities Fund.
The Board also considered the extent to which the Manager might derive ancillary benefits from Fund operations, including, for example, through soft dollar arrangements. Based upon its consideration of all these factors, the Trustees concluded that the level of profits realized by Alger and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale

For each Fund, the Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of Fund shareholders. The Board noted the existence of management fee breakpoints for Alger Spectra Fund, Alger Responsible Investing Fund, and Alger Dynamic Opportunities Fund, which are designed to share economies of scale with a Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that the overall size of Alger allows it to realize other economies of scale, such as with office space, purchases of technology, and other general business expenses, including with respect to Funds that did not have management fee breakpoints.
The Trustees concluded that for each Fund, to the extent economies of scale may be realized by Alger, the benefits of such economies of scale would be shared with the Fund and its shareholders as the Fund grows, including through the management fee breakpoints in place for applicable Funds.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Conclusion

The Board’s consideration of the Management Agreement(s) for each Fund also had the benefit of a number of years of reviews of the Management Agreement, during which lengthy discussions took place between the Board and representatives of the Manager. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the Fund’s arrangements in prior years.
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including the Independent Trustees voting separately, unanimously approved the continuation of each Management Agreement for an additional one-year period.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to these procedures.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Not applicable.

(a)(3) Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 19(a)(3) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Funds II

By:	/s/ Hal Liebes
Name:	Hal Liebes
Title:	Principal Executive Officer
Date:	December 19, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hal Liebes
Name:	Hal Liebes
Title:	Principal Executive Officer
Date:	December 19, 2024

By:	/s/ Michael D. Martins
Name:	Michael D. Martins
Title:	Principal Financial Officer
Date:	December 19, 2024